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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1355

                                 The Alger Funds
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


                                                                 THE ALGER FUNDS
                                                       (FORMERLY THE ALGER FUND)


                                                      ALGER LARGECAP GROWTH FUND
                                                      ALGER SMALLCAP GROWTH FUND
                                                             ALGER BALANCED FUND
                                                        ALGER MIDCAP GROWTH FUND
                                                 ALGER CAPITAL APPRECIATION FUND
                                                      ALGER HEALTH SCIENCES FUND
                                           ALGER SMALLCAP AND MIDCAP GROWTH FUND
                                                         ALGER MONEY MARKET FUND



                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2005
                                                                     (UNAUDITED)

                                                            [ALGER LOGO OMITTED]

TABLE OF CONTENTS

THE ALGER FUNDS
Letter to Our Shareholders..................................................   1
Shareholder Expense Example.................................................   2
Portfolio Summary...........................................................   5
Schedules of Investments....................................................   6
Statements of Assets and Liabilities........................................  38
Statements of Operations....................................................  40
Statements of Changes in Net Assets.........................................  42
Financial Highlights........................................................  46
Notes to Financial Statements...............................................  58

Dear Shareholders,                                                  May 31, 2005

      The more things change, the more they remain the same, or so it seemed for the six months ended April 30, 2005. The markets rallied strongly at the end of 2004 after the U.S. presidential election was decided, but they retreated in the first weeks of 2005 as investors confronted uncertainties about the direction of the economy, the pace of interest rate hikes, elections in Iraq, and rising energy costs. Through the winter and into spring, the markets traded in a narrow range and drifted down. While the broader economic data were positive and corporate earnings were stronger in the first quarter of 2005 than many had anticipated, general investor skepticism weighed on the markets.

      During the six-month reporting period, the S&P 500 was up 3.28%, the Dow was up 2.78% and the NASDAQ was down 2.38%.

      Corporate earnings continued to beat Wall Street's expectations. Energy companies thrived, as did innovative companies across sectors, especially those that were able to increase productivity and tap into growing global markets. The S&P 500's earnings grew by 13.6% in the first quarter of 2005, handily beating analysts' January estimates of approximately 8%.

      We continue to believe that the strength of the economy and the potential of the markets are being underestimated by both investors and commentators. Both the U.S. and the global economy have been expanding at more than a 4% annual rate, and many companies are generating double-digit earnings growth. Growth stocks in particular are trading at very modest multiples relative to the projected growth rates, and if past patterns hold, we believe it is only a matter of time before such stocks begin to outperform.

      We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the businesses and marketplaces of tomorrow, bringing growth opportunities to our investors.

      Respectfully submitted,


      /s/  Daniel C. Chung
      -------------------------
      Daniel C. Chung
      CHIEF INVESTMENT OFFICER

THE ALGER FUNDS                                                              -2-
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2004 and ending April 30, 2005.

ACTUAL EXPENSES

      The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER FUNDS                                                              -3-
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)


                                                                          Ratio of
                                                                         Expenses to
                                                                          Average
                                                           Expenses      Net Assets
                                Beginning    Ending       Paid During     For the
                                 Account     Account      the Period     Six Months
                                  Value       Value    November 1, 2004     Ended
                               November 1,  April 30,    to April 30,     April 30,
                                  2004        2005          2005(b)        2005(c)
                               -----------  ---------  ----------------  -----------
ALGER LARGECAP GROWTH FUND

CLASS A    ACTUAL ............    $1,000.00  $1,030.90        $ 6.75         1.34%
           HYPOTHETICAL(a) ...     1,000.00   1,018.15          6.71         1.34
CLASS B    ACTUAL ............     1,000.00   1,027.30         10.51         2.09
           HYPOTHETICAL(a) ...     1,000.00   1,014.43         10.44         2.09
CLASS C    ACTUAL ............     1,000.00   1,027.30         10.51         2.09
           HYPOTHETICAL(a) ...     1,000.00   1,014.43         10.44         2.09

ALGER SMALLCAP GROWTH FUND

CLASS A    ACTUAL ............    $1,000.00  $1,028.70        $ 7.95         1.58%
           HYPOTHETICAL(a) ...     1,000.00   1,016.96          7.90         1.58
CLASS B    ACTUAL ............     1,000.00   1,025.80         11.70         2.33
           HYPOTHETICAL(a) ...     1,000.00   1,013.24         11.63         2.33
CLASS C    ACTUAL ............     1,000.00   1,025.80         11.70         2.33
           HYPOTHETICAL(a) ...     1,000.00   1,013.24         11.63         2.33

ALGER BALANCED FUND

CLASS A    ACTUAL ............    $1,000.00  $1,023.60        $ 6.42         1.28%
           HYPOTHETICAL(a) ...     1,000.00   1,018.45          6.41         1.28
CLASS B    ACTUAL ............     1,000.00   1,019.20         10.16         2.03
           HYPOTHETICAL(a) ...     1,000.00   1,014.73         10.14         2.03
CLASS C    ACTUAL ............     1,000.00   1,019.50         10.16         2.03
           HYPOTHETICAL(a) ...     1,000.00   1,014.73         10.14         2.03

ALGER MIDCAP GROWTH FUND

CLASS A    ACTUAL ............    $1,000.00  $1,027.90        $ 6.79         1.35%
           HYPOTHETICAL(a) ...     1,000.00   1,018.10          6.76         1.35
CLASS B    ACTUAL ............     1,000.00   1,023.20         10.48         2.09
           HYPOTHETICAL(a) ...     1,000.00   1,014.43         10.44         2.09
CLASS C    ACTUAL ............     1,000.00   1,024.60         10.49         2.09
           HYPOTHETICAL(a) ...     1,000.00   1,014.43         10.44         2.09

ALGER CAPITAL APPRECIATION FUND

CLASS A    ACTUAL ............    $1,000.00  $1,048.00        $ 7.97         1.57%
           HYPOTHETICAL(a) ...     1,000.00   1,017.01          7.85         1.57
CLASS B    ACTUAL ............     1,000.00   1,042.90         11.75         2.32
           HYPOTHETICAL(a) ...     1,000.00   1,013.29         11.58         2.32
CLASS C    ACTUAL ............     1,000.00   1,044.30         11.76         2.32
           HYPOTHETICAL(a) ...     1,000.00   1,013.29         11.58         2.32

ALGER HEALTH SCIENCES FUND

CLASS A    ACTUAL ............    $1,000.00  $1,135.80        $ 7.94         1.50%
           HYPOTHETICAL(a) ...     1,000.00   1,017.36          7.50         1.50
CLASS B    ACTUAL ............     1,000.00   1,132.00         11.89         2.25
           HYPOTHETICAL(a) ...     1,000.00   1,013.64         11.23         2.25
CLASS C    ACTUAL ............     1,000.00   1,132.00         11.89         2.25
           HYPOTHETICAL(a) ...     1,000.00   1,013.64         11.23         2.25

THE ALGER FUNDS                                                              -4-
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)


                                                                           Ratio of
                                                                         Expenses to
                                                                           Average
                                                           Expenses      Net Assets
                                Beginning    Ending       Paid During      For the
                                 Account     Account      the Period      Six Months
                                  Value      Value     November 1, 2004     Ended
                               November 1,  April 30,    to April 30,     April 30,
                                  2004        2005          2005(b)        2005(c)
                               -----------  ---------  ----------------  -----------
ALGER SMALLCAP AND MIDCAP GROWTH FUND

CLASS A    ACTUAL ............    $1,000.00  $1,043.20        $ 7.60         1.50%
           HYPOTHETICAL(a) ...     1,000.00   1,017.36          7.50         1.50
CLASS B    ACTUAL ............     1,000.00   1,040.90         11.39         2.25
           HYPOTHETICAL(a) ...     1,000.00   1,013.64         11.23         2.25
CLASS C    ACTUAL ............     1,000.00   1,040.90         11.39         2.25
           HYPOTHETICAL(a) ...     1,000.00   1,013.64         11.23         2.25

ALGER MONEY MARKET FUND

           ACTUAL ............    $1,000.00  $1,007.30        $ 4.18         0.84%
           HYPOTHETICAL(a) ...     1,000.00   1,020.63          4.21         0.84


-------------------
(a) 5% annual return before expenses.

(b) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c) Annualized.

THE ALGER FUNDS                                                              -5-
PORTFOLIO SUMMARY* (UNAUDITED)


                                                                                              SMALLCAP
                                                                                                AND
                                 LARGECAP    SMALLCAP      MIDCAP     CAPITAL       HEALTH     MIDCAP
SECTORS                           GROWTH      GROWTH       GROWTH   APPRECIATION   SCIENCES    GROWTH
-------                          --------    --------      ------   ------------   --------   --------
Consumer Discretionary .....       19.8%       13.8%       26.5%       10.2%         0.0%       13.4%
Consumer Staples ...........        9.7         1.6         1.9         7.4          0.9         0.9
Energy .....................        8.4         9.3        13.3         7.1          0.0         8.5
Financials .................        7.2         8.0         6.0         7.4          1.5         8.9
Health Care ................       23.1        19.8        17.9        26.4         90.7        19.7
Industrials ................        8.1        13.9         9.1        10.3          0.0        12.0
Information Technology .....       17.2        24.7        21.4        25.5          0.0        24.2
Materials ..................        2.6         2.3         2.0         0.7          1.4         3.5
Telecommunication Services..        2.8         2.7         1.6         1.5          0.0         3.8
Utilities ..................        0.8         0.0         0.0         0.0          0.0         0.0
Cash and Net Other Assets...        0.3         3.9         0.3         3.5          5.5         5.1
                                  ------      ------      ------      ------       ------      ------
                                  100.0%      100.0%      100.0%      100.0%       100.0%      100.0%
                                  ======      ======      ======      ======       ======      ======

SECTORS/SECURITY TYPES                                             BALANCED FUND
----------------------                                             -------------
Consumer Discretionary .........................................        12.3%
Consumer Staples ...............................................         6.6
Energy .........................................................         5.6
Financials .....................................................         4.6
Health Care ....................................................        15.0
Industrials ....................................................         5.2
Information Technology .........................................        11.1
Materials ......................................................         1.7
Telecommunication Services .....................................         1.8
Utilities ......................................................         0.5
                                                                      -------
  Total Common Stocks ..........................................        64.4
                                                                      -------

Corporate Bonds ................................................        14.5
Agency Bonds ...................................................        11.3
US Treasury Bonds ..............................................         8.6
                                                                      -------
  Total Bonds ..................................................        34.4
                                                                      -------

Cash and Net Other Assets ......................................         1.2
                                                                      -------
                                                                       100.0%
                                                                      =======

                                                                    MONEY MARKET
DAYS TO MATURITY                                                        FUND
----------------                                                    ------------
0 to 30 ........................................................        74.5%
31 to 60 .......................................................        25.5
                                                                      -------
                                                                       100.0%
                                                                      =======


--------------
* Based on net assets for each Fund, except for Money Market Fund which is based on total investments.

THE ALGER FUNDS                                                              -6-
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

COMMON STOCKS--99.7%                                   SHARES            VALUE
                                                       ------            -----

AEROSPACE & DEFENSE--2.6%
Boeing Company (The) ............................      100,600       $ 5,987,712
General Dynamics Corporation ....................       51,900         5,452,095
                                                                     -----------
                                                                      11,439,807
                                                                     -----------

BEVERAGES--2.2%
PepsiCo, Inc. ...................................      175,600         9,770,384
                                                                     -----------

BIOTECHNOLOGY--1.2%
Genentech, Inc.* ................................       73,200         5,192,808
                                                                     -----------

BUILDING & CONSTRUCTION--1.9%
Pulte Homes Inc. ................................      116,600         8,331,070
                                                                     -----------

CAPITAL MARKETS--2.5%
Merrill Lynch & Co., Inc. .......................      116,600         6,288,238
Morgan Stanley ..................................       85,200         4,483,224
                                                                     -----------
                                                                      10,771,462
                                                                     -----------

CHEMICALS--2.6%
Dow Chemical Company (The) ......................      170,200         7,817,286
Rohm and Haas Company ...........................       78,350         3,420,761
                                                                     -----------
                                                                      11,238,047
                                                                     -----------

COMMUNICATION EQUIPMENT--2.3%
Nokia Oyj ADR# ..................................      222,700         3,558,746
QUALCOMM Inc. ...................................      186,800         6,517,452
                                                                     -----------
                                                                      10,076,198
                                                                     -----------

COMMUNICATION TECHNOLOGY--.8%
Nextel Partners, Inc. Cl. A* ....................      150,400         3,537,408
                                                                     -----------

COMPUTERS & PERIPHERALS--3.1%
Apple Computer, Inc.* ...........................      238,200         8,589,492
EMC Corporation* ................................      370,600         4,862,272
                                                                     -----------
                                                                      13,451,764
                                                                     -----------

CONSUMER PRODUCTS--1.2%
Eastman Kodak Company ...........................      213,800         5,345,000
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES--2.1%
Franklin Resources, Inc. ........................      137,000         9,409,160
                                                                     -----------

ELECTRICAL EQUIPMENT--.4%
Rockwell Automation, Inc. .......................       39,300         1,816,839
                                                                     -----------

ELECTRIC UTILITIES--.8%
Entergy Corporation .............................       47,900         3,511,070
                                                                     -----------

ENERGY EQUIPMENT & SERVICES--4.0%
National-Oilwell Varco Inc.* ....................      149,300         5,933,182
Suncor Energy, Inc. .............................       57,700         2,126,822
Transocean Inc.* ................................       87,100         4,038,827
Williams Companies, Inc. (The) ..................      326,700         5,560,434
                                                                     -----------
                                                                      17,659,265
                                                                     -----------

THE ALGER FUNDS                                                              -7-
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

FINANCIAL INFORMATION SERVICES--1.0%
Genworth Financial Inc. Cl. A ...................      162,200       $ 4,533,490
                                                                   -------------

FOOD & BEVERAGES--.5%
Yum! Brands, Inc. ...............................       44,000         2,066,240
                                                                   -------------

FOOD & STAPLES RETAILING--3.4%
CVS Corporation .................................      164,100         8,464,278
Wal-Mart Stores, Inc. ...........................      139,650         6,583,101
                                                                   -------------
                                                                      15,047,379
                                                                   -------------

FREIGHT & LOGISTICS--1.5%
FedEx Corp. .....................................       78,200         6,643,090
                                                                   -------------

HEALTH CARE--1.6%
WellPoint Inc.* .................................       54,500         6,962,375
                                                                   -------------

HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
Baxter International Inc. .......................       65,600         2,433,760
Medtronic, Inc. .................................      163,400         8,611,180
Varian Medical Systems, Inc.* ...................       66,500         2,243,710
                                                                   -------------
                                                                      13,288,650
                                                                   -------------

HEALTH CARE PROVIDERS & SERVICES--8.2%
Caremark Rx, Inc.* ..............................      113,150         4,531,657
CIGNA Corporation ...............................       88,700         8,158,626
HCA, Inc. .......................................      210,000        11,726,400
Health Management Associates, Inc. Cl. A ........      220,300         5,448,019
Humana Inc.* ....................................      100,600         3,485,790
PacifiCare Health Systems, Inc.* ................       43,700         2,611,512
                                                                   -------------
                                                                      35,962,004
                                                                   -------------

HOTELS, RESTAURANTS & LEISURE--4.5%
Harrah's Entertainment, Inc. ....................      117,200         7,690,664
Hilton Hotels Corporation .......................      415,900         9,079,097
Starwood Hotels & Resorts Worldwide, Inc. .......       49,800         2,706,132
                                                                   -------------
                                                                      19,475,893
                                                                   -------------

INDUSTRIAL CONGLOMERATES--1.4%
Tyco International Ltd. .........................      201,900         6,321,489
                                                                   -------------

INSURANCE--1.5%
St. Paul Travelers Companies, Inc. (The) ........      185,700         6,648,060
                                                                   -------------

INTERNET & CATALOG RETAIL--1.9%
eBay Inc.* ......................................      127,400         4,042,402
Netflix Inc.* ...................................      382,800         4,425,168
                                                                   -------------
                                                                       8,467,570
                                                                   -------------

INTERNET SOFTWARE & SERVICES--4.1%
Google Inc. Cl. A* ..............................       35,800         7,876,000
Yahoo! Inc.* ....................................      289,700         9,997,547
                                                                   -------------
                                                                      17,873,547
                                                                   -------------

MACHINERY--2.1%
Caterpillar Inc. ................................      104,000         9,157,200
                                                                   -------------

THE ALGER FUNDS                                                              -8-
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

MEDIA--4.9%
Disney (Walt) Company ...........................      266,300       $ 7,030,320
News Corporation Cl. A ..........................      426,600         6,518,448
Viacom Inc. Cl. B ...............................       65,600         2,271,072
XM Satellite Radio Holdings Inc. Cl. A* .........      200,500         5,561,870
                                                                     -----------
                                                                      21,381,710
                                                                     -----------

METALS & MINING--.8%
Peabody Energy Corporation ......................       75,400         3,300,258
                                                                     -----------


MULTILINE RETAIL--2.5%
Federated Department Stores, Inc. ...............       70,900         4,076,750
Penny, (JC) Co. Inc. ............................      140,200         6,646,882
                                                                     -----------
                                                                      10,723,632
                                                                     -----------

OIL & GAS--3.7%
BP PLC Sponsored ADR# ...........................       54,500         3,319,050
Enterprise Products Partners L.P. ...............       43,200         1,115,856
Exxon Mobil Corporation .........................      148,400         8,463,252
Sasol Ltd. ADR# .................................      133,450         3,102,713
                                                                     -----------
                                                                      16,000,871
                                                                     -----------

PERSONAL PRODUCTS--3.6%
Avon Products, Inc. .............................      161,300         6,464,904
Gillette Company (The) ..........................      176,200         9,098,968
                                                                     -----------
                                                                      15,563,872
                                                                     -----------

PHARMACEUTICALS--9.1%
Johnson & Johnson ...............................      116,900         8,022,847
Merck & Co. Inc. ................................      191,100         6,478,290
Novartis AG ADR# ................................       91,400         4,453,922
Sanofi-Aventis ADR# .............................      155,600         6,903,972
Schering-Plough Corporation .....................      455,000         9,495,850
Wyeth ...........................................      100,600         4,520,964
                                                                     -----------
                                                                      39,875,845
                                                                     -----------

RETAIL--.9%
Saks Incorporated ...............................      242,600         4,133,904
                                                                     -----------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--4.1%
Intel Corporation ...............................      360,750         8,484,840
Linear Technology Corporation ...................      202,750         7,246,285
Xilinx, Inc. ....................................       77,600         2,090,544
                                                                      17,821,669
                                                                     -----------

SOFTWARE--3.7%
Electronic Arts Inc.* ...........................       45,000         2,402,550
Microsoft Corporation ...........................      286,730         7,254,269
Oracle Corporation* .............................      551,100         6,370,716
                                                                     -----------
                                                                      16,027,535
                                                                     -----------

SPECIALTY RETAIL--1.5%
Lowe's Companies, Inc. ..........................      127,200         6,628,392
                                                                     -----------

THE ALGER FUNDS                                                              -9-
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

TOBACCO--.5%
Altria Group, Inc. ..............................       34,500      $  2,242,155
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES--2.0%
Sprint Corporation ..............................      396,600         8,828,316
                                                                    ------------

Total Common Stocks
  (Cost $431,357,076) ...........................                    436,525,428
                                                                    ------------

Total Investments
  (Cost $431,357,076)(a) ........................         99.7%      436,525,428
Other Assets in Excess of Liabilities ...........          0.3         1,386,464
                                                         -----      ------------
Net Assets ......................................        100.0%     $437,911,892
                                                         =====      ============
----------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2005 the net unrealized appreciation of investments, based on cost for federal income tax purposes of $431,357,076, amounted to $5,168,352 which consisted of aggregate gross unrealized appreciation of $19,661,675 and aggregate gross unrealized depreciation of $14,493,323.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -10-
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

COMMON STOCKS--96.1%                                   SHARES            VALUE
                                                       ------            -----

AEROSPACE & DEFENSE--3.1%
BE Aerospace, Inc.* .............................      130,500       $ 1,584,270
Esterline Technologies Corporation* .............       53,600         1,732,352
SI International Inc.* ..........................       56,000         1,262,240
                                                                     -----------
                                                                       4,578,862
                                                                     -----------

AIRLINES--.9%
AirTran Holdings, Inc.* .........................      161,400         1,339,620
                                                                     -----------

BIOTECHNOLOGY--5.0%
Encysive Pharmaceuticals Inc.* ..................      113,800         1,110,688
Protein Design Labs, Inc.* ......................       60,750         1,086,210
Rigel Pharmaceuticals, Inc.* ....................       66,700         1,143,905
Serologicals Corporation* .......................       47,100         1,014,063
Theravance, Inc* ................................       73,000         1,292,100
Vicuron Pharmaceuticals Inc.* ...................      112,900         1,845,915
                                                                     -----------
                                                                       7,492,881
                                                                     -----------

BUSINESS SERVICES--.7%
MicroStrategy Incorporated* .....................       25,200         1,096,956
                                                                     -----------

CAPITAL MARKETS--2.7%
Affiliated Managers Group, Inc.* ................       33,425         2,090,065
National Financial Partners Corporation .........       48,700         1,862,288
                                                                     -----------
                                                                       3,952,353
                                                                     -----------

CHEMICALS--1.3%
Lubrizol Corporation ............................       50,700         1,965,639
                                                                     -----------

COMMERCIAL BANKS--1.8%
Boston Private Financial Holdings, Inc. .........       78,100         1,744,754
East West Bancorp, Inc. .........................       31,000           995,720
                                                                       2,740,474
                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES--3.9%
CoStar Group Inc.* ..............................       43,200         1,708,560
FTI Consulting, Inc.* ...........................       83,000         1,832,640
Gevity HR, Inc. .................................       94,000         1,508,700
Universal Technical Institute Inc.* .............       21,100           736,601
                                                                     -----------
                                                                       5,786,501
                                                                     -----------

COMMUNICATION EQUIPMENT--2.8%
Arris Group Inc.* ...............................      218,800         1,660,692
NETGEAR, Inc.* ..................................       57,300           924,249
Powerwave Technologies, Inc.* ...................      226,400         1,634,608
                                                                     -----------
                                                                       4,219,549
                                                                     -----------

COMMUNICATION TECHNOLOGY--.8%
Cox Radio, Inc. Cl. A* ..........................        78,900        1,240,308
                                                                     -----------
COMPUTERS & PERIPHERALS--4.0%
Applied Films Corporation* ......................        58,700        1,403,517
Avid Technology, Inc.* ..........................        30,900        1,529,859
Maxtor Corporation* .............................       287,800        1,395,830
Silicon Image, Inc.* ............................       162,600        1,637,382
                                                                     -----------
                                                                       5,966,588
                                                                     -----------

THE ALGER FUNDS                                                             -11-
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

COMPUTER SERVICES--1.0%
Open Solutions Inc.* ............................       79,600       $ 1,488,520
                                                                     -----------

ELECTRIC AND ELECTRONIC EQUIPMENT--1.2%
Roper Industries, Inc. ..........................       26,250         1,776,337
                                                                     -----------

ENERGY--.7%
Arch Coal, Inc. .................................       24,600         1,090,764
                                                                     -----------

ENERGY EQUIPMENT & SERVICES--2.9%
Core Laboratories N.V.* .........................       66,200         1,562,320
Lone Star Technologies, Inc.* ...................       52,100         2,028,774
Pioneer Drilling Company* .......................       60,300           795,357
                                                                     -----------
                                                                       4,386,451
                                                                     -----------

FINANCIAL INFORMATION SERVICES--1.0%
GFI Group Inc.* .................................       63,300         1,478,055
                                                                     -----------

FOOD & STAPLES RETAILING--.8%
Performance Food Group Co.* .....................       44,100         1,185,849
                                                                     -----------

FOOD PRODUCTS--.8%
Ralcorp Holdings, Inc.* .........................       31,700         1,255,954
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
ABIOMED, Inc.* ..................................       65,800           667,870
Given Imaging Ltd.* .............................       25,000           669,000
Immucor, Inc.* ..................................       61,700         1,841,128
Intuitive Surgical, Inc.* .......................       29,750         1,277,465
Sybron Dental Specialties, Inc.* ................       11,900           443,275
                                                                     -----------
                                                                       4,898,738
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES--8.1%
Psychiatric Solutions, Inc.* ....................       49,350         2,123,037
Sierra Health Services, Inc.* ...................       33,100         2,141,239
Sunrise Senior Living Inc.* .....................       44,600         2,285,304
Symbion, Inc.* ..................................       98,900         2,104,592
VCA Antech, Inc.* ...............................       63,500         1,478,280
WellCare Health Plans Inc.* .....................       67,500         1,991,250
                                                                     -----------
                                                                      12,123,702
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE--2.3%
Applebee's International, Inc. ..................       75,412         1,868,709
Red Robin Gourmet Burgers Inc.* .................       33,450         1,620,987
                                                                     -----------
                                                                       3,489,696
                                                                     -----------

INFORMATION TECHNOLOGY SERVICES--2.4%
Global Payments Inc. ............................       33,150         2,146,794
Kanbay International Inc.* ......................       78,700         1,415,026
                                                                     -----------
                                                                       3,561,820
                                                                     -----------

INSURANCE--1.6%
Ohio Casualty Corporation* ......................       46,900         1,099,805
Platinum Underwriters Holdings, Inc. ............       43,800         1,296,480
                                                                     -----------
                                                                       2,396,285
                                                                     -----------

THE ALGER FUNDS                                                             -12-
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

INTERNET SOFTWARE & SERVICES--4.7%
aQuantive, Inc.* ................................      189,000       $ 2,097,900
Arbinet Holdings, Inc.* .........................       54,300         1,048,533
Netease.com Inc. ADR*# ..........................       28,800         1,422,432
Openwave Systems, Inc.* .........................       97,533         1,305,967
ValueClick, Inc.* ...............................      111,050         1,150,478
                                                                     -----------
                                                                       7,025,310
                                                                     -----------

LEISURE EQUIPMENT & PRODUCTS--1.5%
LIFE TIME FITNESS, Inc.* ........................       82,700         2,238,689
                                                                     -----------

MACHINERY--5.0%
Actuant Corporation Cl. A* ......................       43,000         1,831,370
CUNO Incorporated* ..............................       15,000           760,800
Gardner Denver Inc.* ............................       45,300         1,655,262
Joy Global Inc. .................................       60,600         2,052,522
Watts Water Technologies, Inc. Cl. A ............       34,500         1,078,125
                                                                     -----------
                                                                       7,378,079
                                                                     -----------

MEDIA--4.4%
Harris Interactive Inc.* ........................      284,500         1,183,520
Media General, Inc. Cl. A .......................       34,170         2,093,938
Spanish Broadcasting System, Inc. Cl. A* ........      214,900         1,794,415
World Wrestling Entertainment, Inc. .............      132,300         1,414,287
                                                                     -----------
                                                                       6,486,160
                                                                     -----------

MEDICAL TECHNOLOGY--.7%
Syneron Medical Ltd.* ...........................       35,500         1,029,500
                                                                     -----------

METALS & MINING--2.0%
Alpha Natural Resources, Inc.* ..................       67,800         1,569,570
Cleveland-Cliffs Inc. ...........................       24,600         1,427,046
                                                                     -----------
                                                                       2,996,616
                                                                     -----------

OIL & GAS--4.6%
Grey Wolf, Inc.* ................................      322,900         1,937,400
Range Resources Corporation .....................       83,300         1,886,745
Todco* ..........................................       81,534         1,814,132
Whiting Petroleum Corporation* ..................        9,500         1,195,665
                                                                     -----------
                                                                       6,833,942
                                                                     -----------

PHARMACEUTICALS--1.4%
Impax Laboratories, Inc.* .......................       85,900         1,397,593
Pharmion Corp.* .................................       28,800           665,280
                                                                     -----------
                                                                       2,062,873
                                                                     -----------

ROAD & RAIL--1.2%
Landstar Systems, Inc.* .........................       58,500         1,793,025
                                                                     -----------

SEMICONDUCTOR CAPITAL EQUIPMENT--2.0%
FormFactor Inc.* ................................       50,900         1,162,556
SiRF Technology Holdings, Inc.* .................      161,700         1,844,997
                                                                     -----------
                                                                       3,007,553
                                                                     -----------

THE ALGER FUNDS                                                             -13-
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--3.2%
ATMI, Inc.* .....................................      47,700      $  1,093,045
Microsemi Corporation* ..........................      67,900         1,148,868
Semtech Corporation* ............................      96,250         1,625,663
Sigmatel Incorporated* ..........................      33,000           864,270
                                                                   ------------
                                                                      4,731,846
                                                                   ------------

SOFTWARE--5.0%
Cerner Corporation* .............................      33,550         1,947,913
Fair Isaac Corporation ..........................      40,080         1,317,830
Hyperion Solutions Corporation* .................      43,800         1,781,346
Quest Software, Inc.* ...........................      95,650         1,134,409
VeriFone Holdings, Inc.* ........................     109,350         1,175,513
                                                                   ------------
                                                                      7,357,011
                                                                   ------------

SPECIALTY RETAIL--4.3%
AnnTaylor Stores Corporation* ...................      64,900         1,589,401
Guitar Center, Inc.* ............................      34,650         1,709,977
Pacific Sunwear of California, Inc.* ............      51,600         1,166,676
Petco Animal Supplies, Inc.* ....................      60,000         1,878,000
                                                                      6,344,054
                                                                   ------------

THRIFTS & MORTGAGE FINANCE--1.0%
Bank Mutual Corporation .........................     135,624         1,428,121
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES--2.0%
InPhonic, Inc.* .................................      72,600         1,119,492
UbiquiTel Inc.* .................................     260,900         1,886,307
                                                                   ------------
                                                                      3,005,799
                                                                   ------------

Total Common Stocks
  (Cost $133,712,986) ...........................                   143,230,480
                                                                   ------------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS--4.0%                         AMOUNT
                                                    ---------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 2.61%, 5/2/05
  (Cost $6,012,128) .............................  $6,013,000         6,012,128
                                                                   ------------

Total Investments
  (Cost $139,725,114)(a) ........................       100.1%      149,242,608
Liabilities in Excess of Other Assets ...........        (0.1)         (188,493)
                                                        -----      ------------
Net Assets ......................................       100.0%     $149,054,115
                                                        =====      ============

-------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $139,725,114 amounted to $9,517,494 which consisted of aggregate gross unrealized appreciation of $17,863,520 and aggregate gross unrealized depreciation of $8,346,026.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -14-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

COMMON STOCKS--64.4%                                   SHARES            VALUE
                                                       ------            -----

AEROSPACE & DEFENSE--1.6%
Boeing Company (The) ............................       25,300       $ 1,505,856
General Dynamics Corporation ....................       13,900         1,460,195
                                                                     -----------
                                                                       2,966,051
                                                                     -----------
BEVERAGES--1.5%
PepsiCo, Inc. ...................................       48,700         2,709,667
                                                                     -----------

BIOTECHNOLOGY--.8%
Genentech, Inc.* ................................       19,800         1,404,611
                                                                     -----------

BUILDING & CONSTRUCTION--1.2%
Pulte Homes Inc. ................................       31,600         2,257,820
                                                                     -----------

CAPITAL MARKETS--1.6%
Merrill Lynch & Co., Inc. .......................       32,400         1,747,332
Morgan Stanley ..................................       23,000         1,210,260
                                                                     -----------
                                                                       2,957,592
                                                                     -----------

CHEMICALS--1.7%
Dow Chemical Company (The) ......................       46,150         2,119,670
Rohm and Haas Company ...........................       21,300           929,958
                                                                     -----------
                                                                       3,049,628
                                                                     -----------

COMMUNICATION EQUIPMENT--1.6%
Nokia Oyj ADR# ..................................       60,200           961,996
QUALCOMM Inc. ...................................       54,500         1,901,505
                                                                     -----------
                                                                       2,863,501
                                                                     -----------

COMMUNICATION TECHNOLOGY--.5%
Nextel Partners, Inc. Cl. A* ....................       41,000           964,320
                                                                     -----------

COMPUTERS & PERIPHERALS--2.0%
Apple Computer, Inc.* ...........................       64,300         2,318,658
EMC Corporation* ................................      100,500         1,318,560
                                                                     -----------
                                                                       3,637,218
                                                                     -----------

CONSUMER PRODUCTS--.8%
Eastman Kodak Company ...........................       57,700         1,442,500
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES--1.3%
Franklin Resources, Inc. ........................       33,900         2,328,252
                                                                     -----------

ELECTRICAL EQUIPMENT--.3%
Rockwell Automation, Inc. .......................       10,600           490,038
                                                                     -----------

ELECTRIC UTILITIES--.5%
Entergy Corporation .............................       13,000           952,900
                                                                     -----------

ENERGY EQUIPMENT & SERVICES--2.6%
National-Oilwell Varco Inc.* ....................       40,550         1,611,457
Suncor Energy, Inc. .............................       15,800           582,388
Transocean Inc.* ................................       23,600         1,094,332
Williams Companies, Inc. (The) ..................       89,900         1,530,098
                                                                     -----------
                                                                       4,818,275
                                                                     -----------

THE ALGER FUNDS                                                             -15-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

FINANCIAL INFORMATION SERVICES--.7%
Genworth Financial Inc. Cl. A ...................       44,000       $ 1,229,800
                                                                     -----------

FOOD & BEVERAGES--.3%
Yum! Brands, Inc. ...............................       11,900           558,824
                                                                     -----------

FOOD & STAPLES RETAILING--2.4%
CVS Corporation .................................       44,500         2,295,310
Wal-Mart Stores, Inc. ...........................       43,750         2,062,375
                                                                     -----------
                                                                       4,357,685
                                                                     -----------

FREIGHT & LOGISTICS--1.0%
FedEx Corp. .....................................       21,100         1,792,445
                                                                     -----------

HEALTH CARE--1.1%
WellPoint Inc.* .................................       14,900         1,903,475
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Baxter International Inc. .......................       17,700           656,670
Medtronic, Inc. .................................       44,300         2,334,610
Varian Medical Systems, Inc.* ...................       18,000           607,320
                                                                     -----------
                                                                       3,598,600
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES--5.3%
Caremark Rx, Inc.* ..............................       30,650         1,227,533
CIGNA Corporation ...............................       24,100         2,216,718
HCA, Inc. .......................................       57,000         3,182,880
Health Management Associates, Inc. Cl. A ........       59,500         1,471,435
Humana Inc.* ....................................       28,200           977,130
PacifiCare Health Systems, Inc.* ................       10,700           639,432
                                                                     -----------
                                                                       9,715,128
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE--2.4%
Harrah's Entertainment, Inc. ....................       28,200         1,850,484
Hilton Hotels Corporation .......................       89,100         1,945,053
Starwood Hotels & Resorts Worldwide, Inc. .......       10,300           559,702
                                                                     -----------
                                                                       4,355,239
                                                                     -----------

INDUSTRIAL CONGLOMERATES--.9%
Tyco International Ltd. .........................       54,550         1,707,961
                                                                     -----------

INSURANCE--1.0%
St. Paul Travelers Companies, Inc. (The) ........       50,800         1,818,640
                                                                     -----------

INTERNET & CATALOG RETAIL--1.2%
eBay Inc.* ......................................       34,400         1,091,512
Netflix Inc.* ...................................       92,950         1,074,502
                                                                     -----------
                                                                       2,166,014
                                                                     -----------

INTERNET SOFTWARE & SERVICES--2.6%
Google Inc. Cl. A* ..............................        9,700         2,134,000
Yahoo! Inc.* ....................................       76,400         2,636,564
                                                                     -----------
                                                                       4,770,564
                                                                     -----------

MACHINERY--1.4%
Caterpillar Inc. ................................       28,150         2,478,608
                                                                     -----------

THE ALGER FUNDS                                                             -16-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

MEDIA--3.2%
Disney (Walt) Company ...........................       74,500       $ 1,966,800
News Corporation Cl. A ..........................      116,400         1,778,592
Viacom Inc. Cl. B ...............................       17,750           614,505
XM Satellite Radio Holdings Inc. Cl. A* .........       54,150         1,502,121
                                                                     -----------
                                                                       5,862,018
                                                                     -----------

METALS & MINING--.5%
Peabody Energy Corporation ......................       20,500           897,285
                                                                     -----------

MULTILINE RETAIL--1.6%
Federated Department Stores, Inc. ...............       19,100         1,098,250
Penny, (JC) Co. Inc. ............................       38,000         1,801,580
                                                                     -----------
                                                                       2,899,830
                                                                     -----------

OIL & GAS--2.4%
BP PLC Sponsored ADR# ...........................       14,800           901,320
Enterprise Products Partners L.P. ...............       11,900           307,377
Exxon Mobil Corporation .........................       41,200         2,349,636
Sasol Ltd. ADR# .................................       36,200           841,650
                                                                     -----------
                                                                       4,399,983
                                                                     -----------

PERSONAL PRODUCTS--2.4%
Avon Products, Inc. .............................       43,600         1,747,488
Gillette Company (The) ..........................       51,000         2,633,640
                                                                     -----------
                                                                       4,381,128
                                                                     -----------

PHARMACEUTICALS--5.9%
Johnson & Johnson ...............................       31,700         2,175,571
Merck & Co. Inc. ................................       51,600         1,749,240
Novartis AG ADR# ................................       24,700         1,203,631
Sanofi-Aventis ADR# .............................       42,100         1,867,977
Schering-Plough Corporation .....................      123,100         2,569,097
Wyeth ...........................................       27,200         1,222,368
                                                                     -----------
                                                                      10,787,884
                                                                     -----------

RETAIL--.6%
Saks Incorporated ...............................       65,600         1,117,824
                                                                     -----------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--2.5%
Intel Corporation ...............................       90,900         2,137,968
Linear Technology Corporation ...................       49,800         1,779,852
Xilinx, Inc. ....................................       21,100           568,434
                                                                       4,486,254
                                                                     -----------

SOFTWARE--2.4%
Electronic Arts Inc.* ...........................       12,200           651,358
Microsoft Corporation ...........................       78,750         1,992,375
Oracle Corporation* .............................      154,400         1,784,864
                                                                     -----------
                                                                       4,428,597
                                                                     -----------
SPECIALTY RETAIL--1.0%
Lowe's Companies, Inc. ..........................       34,400         1,792,584
                                                                     -----------

THE ALGER FUNDS                                                             -17-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

TOBACCO--.3%
Altria Group, Inc. ..............................        9,300      $    604,407
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES--1.3%
Sprint Corporation ..............................      107,750         2,398,515
                                                                    ------------

Total Common Stocks
  (Cost $115,547,507) ...........................                    117,351,665
                                                                    ------------
                                                    PRINCIPAL
CORPORATE BONDS--14.5%                               AMOUNT
                                                    ---------

AEROSPACE & DEFENSE--.6%
Systems 2001 Asset Trust, Cl. G, 6.66%,
  9/15/13(a) ....................................   $  422,765           461,401
United Technologies, 4.875%, 11/1/06 ............      732,000           742,801
                                                                    ------------
                                                                       1,204,202
                                                                    ------------

AUTOMOTIVE--.9%
DaimlerChrysler N. A. Holding Corp., 4.05%,
  6/4/08 ........................................      425,000           409,694
General Motors Acceptance Corp., 4.50%,
  7/15/06 .......................................      606,000           592,864
General Motors Acceptance Corp., 6.875%,
  9/15/11 .......................................      800,000           701,761
                                                                    ------------
                                                                       1,704,319
                                                                    ------------

BEVERAGES--.4%
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25 ..      650,000           682,113
                                                                    ------------

BUILDING & CONSTRUCTION--.2%
Pulte Homes Inc., 5.20%, 2/15/15 ................      345,000           332,592
                                                                    ------------

CABLE--.4%
Cox Communications, Inc., 5.45%, 12/15/14(a) ....      700,000           698,660
                                                                    ------------

CAPITAL MARKETS--1.0%
Goldman Sachs Group, Inc., 4.75%, 7/15/13 .......    1,215,000         1,195,850
J.P. Morgan Chase & Co., 3.625%, 5/1/08 .........      750,000           736,835
                                                                    ------------
                                                                       1,932,685
                                                                    ------------

COMMERCIAL BANKS--2.1%
Associates Corp. North America, 6.95%, 11/1/18 ..    1,077,000         1,265,003
Bank of America Corp., 5.375%, 6/15/14 ..........      800,000           835,001
US Bancorp National Association, Minneapolis,
  6.50%, 2/1/08 .................................      400,000           423,497
Wells Fargo & Co. Sr. Global, 6.375%, 8/1/11 ....    1,250,000         1,380,968
                                                                    ------------
                                                                       3,904,469
                                                                    ------------

COMPUTERS & PERIPHERALS--.6%
International Business Machines Corp.,
  6.50%, 1/15/28 ................................    1,000,000         1,147,840
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES--.3%
Block Financial Corp., 8.50%, 4/15/07 ...........      500,000           538,862
                                                                    ------------

DIVERSIFIED TELECOMMUNICATION
  SERVICES--.5%
Verizon New York Inc., Series A, 6.875%,
  4/1/12 ........................................      789,000           865,406
                                                                    ------------

THE ALGER FUNDS                                                             -18-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005
                                                    PRINCIPAL
CORPORATE BONDS--(CONT.)                             AMOUNT              VALUE
                                                    ---------            -----

ENERGY EQUIPMENT & SERVICES--.6%
Baker Hughes Inc., 6.25%, 1/15/09 ...............   $1,000,000       $ 1,065,490
                                                                     -----------

FINANCE--.5%
Caterpillar Financial Services Corporation,
  3.70%, 8/15/08 ................................    1,000,000           981,869
                                                                     -----------

FINANCIAL SERVICES--.3%
John Deere Capital Corp., 4.125%, 1/15/10 .......      490,000           483,884
                                                                     -----------

GAS UTILITIES--.5%
Kinder Morgan Energy Partners, L.P., 5.80%,
  3/15/35 .......................................    1,000,000           979,766
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES--.4%
UnitedHealth Group, 4.875%, 3/15/15 .............      300,000           301,611
UnitedHealth Group, 4.75%, 2/10/14 ..............      400,000           397,848
                                                                     -----------
                                                                         699,459
                                                                     -----------

INSURANCE--1.2%
Berkshire Hathaway Fin, Corp., 4.85%,
  1/15/15(a) ....................................    1,295,000         1,288,048
Markel Corp., 7.00%, 5/15/08 ....................      800,000           855,238
                                                                     -----------
                                                                       2,143,286
                                                                     -----------

LEASING--.4%
International Lease Finance Corp., 4.75%,
  1/13/12 .......................................      700,000           688,925
                                                                     -----------

MEDIA--.8%
Comcast Corporation, 6.50%, 1/15/15 .............      459,000           506,232
Liberty Media Corporation Floating Rate Note,
  3.99%, 9/17/06 ................................      450,000           455,450
News America Inc., 6.625%, 1/9/08 ...............      435,000           458,308
                                                                     -----------
                                                                       1,419,990
                                                                     -----------

MULTI-UTILITIES UNREGULATED POWER--.6%
Duke Energy Corporation, 5.625%, 11/30/12 .......    1,000,000         1,048,071
                                                                     -----------

OIL & GAS--.8%
Conoco Funding Co., 6.35%, 10/15/11 .............      750,000           830,295
Nexen Inc., 5.20%, 3/10/15 ......................      575,000           570,243
                                                                     -----------
                                                                       1,400,538
                                                                     -----------
PHARMACEUTICALS--.8%
Merck & Co. Inc., 4.75%, 3/1/15 .................    1,500,000         1,478,244
                                                                     -----------

THRIFTS & MORTGAGE FINANCE--.6%
Washington Mutual, Inc., 4.375%, 1/15/08 ........    1,050,000         1,050,929
                                                                     -----------

Total Corporate Bonds
  (Cost $26,480,432) ............................                     26,451,599
                                                                     -----------

U.S. GOVERNMENT & AGENCY OBLIGATIONS--19.9%
Federal Home Loan Bank,
  3.75%, 8/15/08 ................................      650,000           643,423
  4.84%, 1/25/12 ................................    1,457,887         1,475,655
  5.50%, 5/18/15 ................................    1,000,000         1,003,846

THE ALGER FUNDS                                                             -19-
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005
                                                    PRINCIPAL
CORPORATE BONDS--(CONT.)                             AMOUNT              VALUE
                                                    --------             -----

U.S. GOVERNMENT & AGENCY OBLIGATIONS--(CONT.)
Federal Home Loan Mortgage Corporation,
  4.125%, 11/18/09 ..............................   $2,185,000      $  2,175,722
  4.30%, 2/3/11 .................................    3,335,000         3,291,702
  6.25%, 3/5/12 .................................    1,800,000         1,865,675
Federal National Mortgage Association,
  6.625%, 10/15/07 ..............................      910,000           966,816
  3.25%, 8/15/08 ................................      940,000           916,743
  3.85%, 4/14/09 ................................    3,500,000         3,465,599
  4.30%, 1/19/10 ................................    1,500,000         1,498,799
  5.00%, 4/19/10 ................................    1,200,000         1,210,808
  4.80%, 4/25/10 ................................    1,636,115         1,657,589
  6.625%, 11/15/30 ..............................      350,000           432,975
U.S. Treasury Bonds,
  7.50%, 11/15/16 ...............................      483,000           620,580
  5.375%, 2/15/31 ...............................    1,500,000         1,694,649
U.S. Treasury Notes,
  3.75%, 3/31/07 ................................    2,400,000         2,405,158
  4.375%, 5/15/07 ...............................      480,000           486,919
  3.00%, 11/15/07 ...............................    2,276,000         2,238,837
  2.625%, 3/15/09 ...............................      455,000           435,805
  3.625%, 7/15/09 ...............................      197,000           195,392
  3.50%, 11/15/09 ...............................    2,100,000         2,069,403
  4.75%, 5/15/14 ................................      552,000           575,590
  4.25%, 11/15/14 ...............................      800,000           802,875
  4.00%, 2/15/15 ................................    4,138,000         4,072,214
                                                                    ------------
Total U.S. Government & Agency Obligations
  (Cost $36,205,869) ............................                     36,202,774
                                                                    ------------

SHORT-TERM INVESTMENTS--.2%
U.S. AGENCY OBLIGATIONS Federal Home
Loan Banks, 2.61%, 5/2/05
  (Cost $379,945) ...............................      380,000           379,945
                                                                    ------------

Total Investments
  (Cost $178,613,753)(b) ........................         99.0%      180,385,983
Other Assets in Excess of Liabilities ...........          1.0         1,742,354
                                                         -----      ------------
Net Assets ......................................        100.0%     $182,128,337
                                                         =====      ============

-------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 1.3% of net assets of the Fund.

(b) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $178,613,753, amounted to $1,772,230 which consisted of aggregate gross unrealized appreciation of $6,191,712 and aggregate gross unrealized depreciation of $4,419,482.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -20-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

COMMON STOCKS--99.7%                                   SHARES            VALUE
                                                       ------            -----

AEROSPACE & DEFENSE--2.1%
L-3 Communications Holdings, Inc. ...............      174,880       $12,411,234
                                                                     -----------

BIOTECHNOLOGY--4.3%
Charles River Laboratories International,
  Inc.* .........................................      204,100         9,668,217
ImClone Systems Incorporated* ...................      298,900         9,519,965
OSI Pharmaceuticals, Inc.* ......................      152,500         7,218,588
                                                                     -----------
                                                                      26,406,770
                                                                     -----------

BUILDING & CONSTRUCTION--2.5%
Pulte Homes Inc. ................................      130,000         9,288,500
Toll Brothers, Inc.* ............................       81,250         6,158,750
                                                                     -----------
                                                                      15,447,250
                                                                     -----------

CAPITAL MARKETS--2.3%
Affiliated Managers Group, Inc.* ................      137,022         8,567,986
Greenhill & Co., Inc. ...........................       45,900         1,445,850
Investors Financial Services Corp. ..............       91,000         3,817,450
                                                                     -----------
                                                                      13,831,286
                                                                     -----------

CHEMICALS--1.5%
Lyondell Chemical Company .......................      366,905         9,205,645
                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES--4.0%
Education Management Corporation* ...............      397,600        11,132,800
First Marblehead Corporation (The)* .............      194,850         7,507,571
Service Corporation International ...............      813,350         5,725,984
                                                                     -----------
                                                                      24,366,355
                                                                     -----------

COMMUNICATION EQUIPMENT--1.7%
Arris Group Inc.* ...............................      836,100         6,345,999
Brocade Communications Systems, Inc.* ...........      912,600         3,978,936
                                                                     -----------
                                                                      10,324,935
                                                                     -----------

COMMUNICATION TECHNOLOGY--1.6%
Nextel Partners, Inc. Cl. A* ....................      403,100         9,480,912
                                                                     -----------

COMPUTERS & PERIPHERALS--4.7%
Apple Computer, Inc.* ...........................      387,800        13,984,068
PalmOne, Inc.* ..................................      473,600        10,149,248
Western Digital Corporation* ....................      367,300         4,661,037
                                                                     -----------
                                                                      28,794,353
                                                                     -----------

COMPUTER SERVICES-1.2%
Akamai Technologies, Inc.* ......................      595,150         7,028,722
                                                                     -----------

CONSTRUCTION & ENGINEERING--.4%
Chicago Bridge & Iron Company N.V. ..............      104,050         2,328,638
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES--1.4%
CapitalSource Inc.* .............................      420,600         8,832,600
                                                                     -----------

ELECTRICAL EQUIPMENT--1.5%
Rockwell Automation, Inc. .......................      201,200         9,301,475
                                                                     -----------

THE ALGER FUNDS                                                             -21-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----


ELECTRIC AND ELECTRONIC EQUIPMENT--2.2%
Roper Industries, Inc. ...........................     196,900       $13,324,223
                                                                     -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Trimble Navigation Limited* ......................     208,200         7,166,244
                                                                     -----------

ENERGY EQUIPMENT & SERVICES--6.6%
BJ Services Company ..............................     233,600        11,388,000
Lone Star Technologies, Inc.* ....................     205,100         7,986,594
National-Oilwell Varco Inc.* .....................     325,800        12,947,292
Transocean Inc.* .................................      61,400         2,847,118
Williams Companies, Inc. (The) ...................     284,700         4,845,594
                                                                     -----------
                                                                      40,014,598
                                                                     -----------

FINANCIAL INFORMATION SERVICES--1.0%
Genworth Financial Inc. Cl. A ....................     223,900         6,258,005
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
C.R. Bard, Inc. ..................................     131,850         9,383,765
Varian Medical Systems, Inc.* ....................     141,000         4,757,340
                                                                     -----------
                                                                      14,141,105
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES--9.7%
AMERIGROUP Corporation* ..........................     165,400         5,808,848
Community Health Systems Inc.* ...................     324,100        11,813,445
Covance Inc.* ....................................      67,950         3,101,238
DaVita, Inc.* ....................................     132,500         5,339,750
Health Management Associates, Inc. Cl. A .........     312,200         7,720,706
Humana Inc.* .....................................     204,500         7,085,925
Medco Health Solutions, Inc.* ....................      61,400         3,129,558
PacifiCare Health Systems, Inc.* .................     137,800         8,234,928
Quest Diagnostics Incorporated ...................      60,700         6,422,060
                                                                     -----------
                                                                      58,656,458
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE--5.5%
Applebee's International, Inc. ...................     163,750         4,057,725
Harrah's Entertainment, Inc. .....................     121,300         7,959,706
Hilton Hotels Corporation ........................     194,200         4,239,386
Kerzner International Limited* ...................      96,500         5,316,185
Penn National Gaming, Inc.* ......................     208,400         6,564,600
Starwood Hotels & Resorts Worldwide, Inc. ........      99,300         5,395,962
                                                                     -----------
                                                                      33,533,564
                                                                     -----------

HOUSEHOLD DURABLES--.4%
Garmin Ltd. ......................................      58,050         2,292,975
                                                                     -----------

INFORMATION TECHNOLOGY SERVICES--1.5%
Global Payments Inc. .............................     141,100         9,137,636
                                                                     -----------

INTERNET & CATALOG RETAIL--1.9%
Netflix Inc.* ....................................     996,400        11,518,384
                                                                     -----------

INTERNET SOFTWARE & SERVICES--1.6%
Netease.com Inc. ADR*# ...........................     197,400         9,749,586
                                                                     -----------

THE ALGER FUNDS                                                             -22-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----


LEISURE & ENTERTAINMENT--1.9%
Shanda Interactive Entertainment Ltd.* ..........      359,500       $11,565,115
                                                                     -----------

MACHINERY--3.0%
Joy Global Inc. .................................      189,900         6,431,913
Pentair, Inc. ...................................      289,700        11,524,266
                                                                     -----------
                                                                      17,956,179
                                                                     -----------
MACHINERY--OIL WELL EQUIPMENT
  & SERVICES--1.7%
Patterson-UTI Energy, Inc. ......................      423,100        10,141,707
                                                                     -----------

MEDIA--6.9%
DreamWorks Animation SKG, Inc.* .................      223,900         8,396,250
Lamar Advertising Company, Cl. A* ...............      217,300         8,122,674
Liberty Media International, Inc.* ..............      186,300         7,725,861
Univision Communications Inc. Cl. A* ............      186,900         4,913,601
Westwood One, Inc.* .............................      278,600         5,098,380
XM Satellite Radio Holdings Inc. Cl. A* .........      264,300         7,331,682
                                                                     -----------
                                                                      41,588,448
                                                                     -----------
METALS & MINING--2.7%
Cleveland-Cliffs Inc. ...........................       50,200         2,912,102
Peabody Energy Corporation ......................      312,700        13,686,879
                                                                     -----------
                                                                      16,598,981
                                                                     -----------
OIL & GAS--2.8%
Enterprise Products Partners L.P. ...............      182,800         4,721,724
EOG Resources, Inc. .............................      196,400         9,338,820
Talisman Energy Inc. ............................       94,900         2,861,235
                                                                     -----------
                                                                      16,921,779
                                                                     -----------
PERSONAL PRODUCTS--.8%
Avon Products, Inc. .............................      115,500         4,629,240
                                                                     -----------

PHARMACEUTICALS--1.6%
Sepracor Inc.* ..................................      158,000         9,467,360
                                                                     -----------

RETAIL--3.3%
Estee Lauder Companies Inc. Cl. A ...............      176,000         6,760,160
Saks Incorporated ...............................      776,800        13,236,672
                                                                     -----------
                                                                      19,996,832
                                                                     -----------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--4.9%
ATI Technologies Inc.* ..........................      346,800         5,132,640
Linear Technology Corporation ...................      257,000         9,185,180
Teradyne, Inc.* .................................      549,400         6,054,388
Xilinx, Inc. ....................................      343,500         9,253,890
                                                                     -----------
                                                                      29,626,098
                                                                     -----------
SOFTWARE--2.6%
Electronic Arts Inc.* ...........................      117,200         6,257,308
Intuit Inc.* ....................................      123,950         4,995,185
Take-Two Interactive Software, Inc.* ............      204,350         4,808,356
                                                                     -----------
                                                                      16,060,849
                                                                     -----------

THE ALGER FUNDS                                                             -23-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                SHARES            VALUE
                                                      ------            -----
SPECIALTY RETAIL--2.0%
Electronics Boutique Holdings Corp.* ............      78,000      $  4,346,940
PETsMART, Inc. ..................................     286,000         7,621,900
                                                                   ------------
                                                                     11,968,840
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS--2.4%
Coach, Inc.* ....................................     298,000         7,986,400
Fossil, Inc.* ...................................     274,300         6,380,218
                                                                   ------------
                                                                     14,366,618
                                                                   ------------

Total Common Stocks
  (Cost $596,460,609) ...........................                   604,440,999
                                                                   ------------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS--.4%                           AMOUNT
                                                    ---------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 2.61%, 5/2/05
  (Cost $2,419,649) .............................  $2,420,000         2,419,649
                                                                   ------------

Total Investments
  (Cost $598,880,258)(a) ........................       100.1%      606,860,648
Liabilities in Excess of Other Assets ...........        (0.1)         (885,338)
                                                        -----      ------------
Net Assets ......................................       100.0%     $605,975,310
                                                        =====      ============

-------------

*   Non-income producing security.

#    American Depositary Receipts.

(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $598,880,258, amounted to $7,980,390 which consisted of aggregate gross unrealized appreciation of $41,320,376 and aggregate gross unrealized depreciation of $33,339,986.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -24-
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

COMMON STOCKS--96.5%                                   SHARES            VALUE
                                                       ------            -----

AEROSPACE & DEFENSE--2.5 %
General Dynamics Corporation ....................       38,400       $ 4,033,920
United Technologies Corporation .................       45,000         4,577,400
                                                                     -----------
                                                                       8,611,320
                                                                     -----------

AIR FREIGHT & LOGISTICS--1.9%
UTI Worldwide, Inc. .............................      103,400         6,632,076
                                                                     -----------

BEVERAGES--.9%
PepsiCo, Inc. ...................................       52,600         2,926,664
                                                                     -----------

BIOTECHNOLOGY--6.5%
Amgen Inc.* .....................................       76,500         4,453,065
Genentech, Inc.* ................................      103,800         7,363,572
Gilead Sciences, Inc.* ..........................      162,400         6,025,040
OSI Pharmaceuticals, Inc.* ......................       46,450         2,198,711
Serologicals Corporation* .......................      104,600         2,252,038
                                                                     -----------
                                                                      22,292,426
                                                                     -----------
BUSINESS SERVICES--.4%
MicroStrategy Incorporated* .....................       32,900         1,432,137
                                                                     -----------

CAPITAL MARKETS--1.0%
Merrill Lynch & Co., Inc. .......................       65,400         3,527,022
                                                                     -----------

CHEMICALS--.7%
Huntsman Corporation ............................       24,800           521,792
Lubrizol Corporation ............................       44,300         1,717,511
                                                                     -----------
                                                                       2,239,303
                                                                     -----------

COMMERCIAL BANKS--.8%
Wells Fargo & Company ...........................       43,800         2,625,372
                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES--.7%
First Marblehead Corporation (The)* .............       58,500         2,254,005
                                                                     -----------

COMMUNICATION EQUIPMENT--3.0%
Arris Group Inc.* ...............................      108,100           820,479
Brocade Communications Systems, Inc.* ...........      261,500         1,140,140
Nokia Oyj ADR# ..................................      353,100         5,642,538
QUALCOMM Inc. ...................................       76,100         2,655,129
                                                                     -----------
                                                                      10,258,286
                                                                     -----------
COMMUNICATION TECHNOLOGY--1.1%
Nextel Partners, Inc. Cl. A* ....................      159,300         3,746,736
                                                                     -----------

COMPUTERS & PERIPHERALS--2.3%
Apple Computer, Inc.* ...........................       86,200         3,108,372
EMC Corporation* ................................      138,400         1,815,808
Memc Electronic Materials, Inc.* ................      117,500         1,378,275
Western Digital Corporation* ....................      126,700         1,607,823
                                                                     -----------
                                                                       7,910,278
                                                                     -----------

THE ALGER FUNDS                                                             -25-
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

CONSUMER FINANCE--.2%
Capital One Financial Corporation ...............       11,800       $   836,502
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES--2.1%
Citigroup Inc. ..................................       78,300         3,676,968
Lehman Brothers Holdings Inc. ...................       37,600         3,448,672
                                                                     -----------
                                                                       7,125,640
                                                                     -----------

ENERGY EQUIPMENT & SERVICES--3.6%
National-Oilwell Varco Inc.* ....................      229,000         9,100,460
Schlumberger Limited ............................       44,700         3,057,927
                                                                     -----------
                                                                      12,158,387
                                                                     -----------

FINANCIAL INFORMATION SERVICES--1.7%
Genworth Financial Inc. Cl. A ...................      208,050         5,814,997
                                                                     -----------

FOOD & STAPLES RETAILING--3.7%
CVS Corporation .................................      198,200        10,223,156
Performance Food Group Co.* .....................       87,400         2,350,186
                                                                     -----------
                                                                      12,573,342
                                                                     -----------

FREIGHT & LOGISTICS--1.1%
FedEx Corp. .....................................       46,400         3,941,680
                                                                     -----------

HEALTH CARE--.8%
WellPoint Inc.* .................................       21,100         2,695,525
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Beckman Coulter, Inc. ...........................       57,800         3,855,838
St. Jude Medical, Inc.* .........................       55,500         2,166,165
                                                                     -----------
                                                                       6,022,003
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES--6.4%
AMERIGROUP Corporation* .........................       50,100         1,759,512
Caremark Rx, Inc.* ..............................       75,600         3,027,780
CIGNA Corporation ...............................       23,500         2,161,530
Community Health Systems Inc.* ..................       77,200         2,813,940
HCA, Inc. .......................................       71,700         4,003,728
McKesson Corporation ............................       65,500         2,423,500
PacifiCare Health Systems, Inc.* ................       64,900         3,878,424
UnitedHealth Group Incorporated .................       18,500         1,748,435
                                                                     -----------
                                                                      21,816,849
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE--2.1%
Hilton Hotels Corporation .......................      331,800         7,243,194
                                                                     -----------

HOUSEHOLD DURABLES--.1%
Garmin Ltd. .....................................        9,500           375,250
                                                                     -----------

HOUSEHOLD PRODUCTS--1.4%
Procter & Gamble Company ........................       86,700         4,694,805
                                                                     -----------

INDUSTRIAL CONGLOMERATES--3.7%
General Electric Company ........................      168,400         6,096,080
Tyco International Ltd. .........................      204,100         6,390,371
                                                                     -----------
                                                                      12,486,451
                                                                     -----------

THE ALGER FUNDS                                                             -26-
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

INFORMATION TECHNOLOGY SERVICES--.2%
Automatic Data Processing, Inc. .................       15,800       $   686,352
                                                                     -----------

INSURANCE--.9%
St. Paul Travelers Companies, Inc. (The) ........       81,400         2,914,120
                                                                     -----------

INTERNET SOFTWARE & SERVICES--8.6%
Google Inc. Cl. A* ..............................       64,300        14,146,000
Netease.com Inc. ADR#* ..........................       76,600         3,783,274
Yahoo! Inc.* ....................................      324,500        11,198,495
                                                                     -----------
                                                                      29,127,769
                                                                     -----------

LEISURE & ENTERTAINMENT--1.7%
Shanda Interactive Entertainment Ltd.* ..........      184,550         5,936,974
                                                                     -----------

MACHINERY--OIL WELL EQUIPMENT
  & SERVICES--.6%
Patterson-UTI Energy, Inc. ......................       84,650         2,029,060
                                                                     -----------

MEDIA--3.8%
Entercom Communications Corp.* ..................       59,900         1,930,577
News Corporation Cl. A ..........................      362,500         5,539,000
Time Warner Inc.* ...............................      318,400         5,352,304
                                                                     -----------
                                                                      12,821,881
                                                                     -----------

METALS & MINING--1.9%
Alpha Natural Resources, Inc.* ..................       42,200           976,930
Peabody Energy Corporation ......................      121,600         5,322,432
                                                                     -----------
                                                                       6,299,362
                                                                     -----------
OIL & GAS--1.1%
BP PLC Sponsored ADR# ...........................       60,600         3,690,540
                                                                     -----------

PERSONAL PRODUCTS--1.4%
Gillette Company (The) ..........................       94,400         4,874,816
                                                                     -----------

PHARMACEUTICALS--11.0%
Eli Lilly and Company ...........................       34,300         2,005,521
IVAX Corporation* ...............................      211,600         3,999,240
Johnson & Johnson ...............................      125,100         8,585,613
Merck & Co. Inc. ................................       51,600         1,749,240
Novartis AG ADR# ................................       82,800         4,034,844
Pfizer Inc. .....................................      263,710         7,165,001
Sanofi-Aventis ADR# .............................       86,200         3,824,694
Schering-Plough Corporation .....................      167,100         3,487,377
Sepracor Inc.* ..................................       42,500         2,546,600
                                                                     -----------
                                                                      37,398,130
                                                                     -----------

RETAIL--1.0%
Neiman Marcus Group, Inc. .......................       34,500         3,392,040
                                                                     -----------

ROAD & RAIL--1.0%
Burlington Northern Santa Fe Corporation ........       69,300         3,343,725
                                                                     -----------

THE ALGER FUNDS                                                             -27-
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--4.2%
ATI Technologies Inc.* ..........................       97,400      $  1,441,520
Broadcom Corporation Cl. A* .....................       54,300         1,624,113
Intel Corporation ...............................      178,700         4,203,024
Marvell Technology Group Ltd.* ..................      103,850         3,476,898
Skyworks Solutions, Inc.* .......................      655,000         3,432,200
                                                                    ------------
                                                                      14,177,755
                                                                    ------------

SOFTWARE--5.1%
Cognos, Inc.* ...................................       75,800         2,868,272
Intuit Inc.* ....................................       41,700         1,680,510
Microsoft Corporation ...........................      228,550         5,782,315
Oracle Corporation* .............................      474,800         5,488,688
VeriFone Holdings, Inc.* ........................      124,650         1,339,988
                                                                    ------------
                                                                      17,159,773
                                                                    ------------

SPECIALTY RETAIL--2.2%
Abercrombie & Fitch Co. Cl. A ...................       14,000           755,300
Bed Bath & Beyond Inc.* .........................       92,100         3,427,041
Lowe's Companies, Inc. ..........................       66,750         3,478,342
                                                                    ------------
                                                                       7,660,683
                                                                    ------------

TEXTILES, APPAREL & LUXURY GOODS--.9%
Coach, Inc.* ....................................      120,600         3,232,080
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES--.4%
SpectraSite, Inc.* ..............................       24,500         1,375,185
                                                                    ------------

Total Common Stocks
  (Cost $312,798,505) ...........................                    328,360,495
                                                                    ------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--.7%                           AMOUNT
                                                     ---------
U.S. AGENCY OBLIGATIONS--.7%
Federal Home Loan Banks, 2.61%, 5/2/05
  (Cost $2,464,643) .............................   $2,465,000         2,464,643
                                                                    ------------

Total Investments
  (Cost $315,263,148)(a) ........................         97.2%      330,825,138
Other Assets in Excess of Liabilities ...........          2.8         9,624,493
                                                         -----      ------------
Net Assets ......................................        100.0%     $340,449,631
                                                         =====      ============

 -------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2005, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $315,263,148, amounted to $15,561,990 which consisted of aggregate gross unrealized appreciation of $26,421,091 and aggregate gross unrealized depreciation of $10,859,101.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -28-
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--94.5%                                   SHARES            VALUE
                                                       ------            -----

BIOTECHNOLOGY--21.2%
Affymetrix Inc.* ................................        8,000       $   368,880
Amgen Inc.* .....................................       11,000           640,310
Amylin Pharmaceuticals, Inc.* ...................       21,000           357,000
Biogen Idec Inc.* ...............................        3,500           126,840
Celgene Corporation* ............................       15,000           568,650
Curis, Inc.* ....................................       44,000           148,280
Encysive Pharmaceuticals Inc.* ..................       30,000           292,800
Genentech, Inc.* ................................       15,500         1,099,570
Gen-Probe Incorporated* .........................        9,000           451,710
Gilead Sciences, Inc.* ..........................       20,000           742,000
Idenix Pharmaceuticals Inc.* ....................       16,000           302,560
ImClone Systems Incorporated* ...................        9,000           286,650
Incyte Corporation* .............................       48,000           313,920
Keryx Biopharmaceuticals, Inc.* .................       16,000           231,840
Ligand Pharmaceuticals Incorporated Cl. B* ......       30,000           158,400
Onyx Pharmaceuticals, Inc.* .....................       12,500           386,125
OSI Pharmaceuticals, Inc.* ......................        7,000           331,345
Rigel Pharmaceuticals, Inc.* ....................       20,000           343,000
Serologicals Corporation* .......................        6,000           129,180
Theravance, Inc* ................................       15,000           265,500
Vertex Pharmaceuticals Incorporated* ............       40,000           381,600
Vicuron Pharmaceuticals Inc.* ...................       25,000           408,750
                                                                     -----------
                                                                       8,334,910
                                                                     -----------

CHEMICALS--1.4%
Monsanto Company ................................        9,500           556,890
                                                                     -----------

FOOD & STAPLES RETAILING--.9%
CVS Corporation .................................        7,000           361,060
                                                                     -----------

HEALTH CARE--1.0%
WellPoint Inc.* .................................        3,000           383,250
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES--9.8%
Alcon, Inc. .....................................        2,000           194,000
Animas Corporation* .............................       17,000           318,665
Baxter International Inc. .......................        6,000           222,600
Beckman Coulter, Inc. ...........................        9,000           600,390
C.R. Bard, Inc. .................................        5,000           355,850
Hologic, Inc.* ..................................       14,000           498,120
Nektar Therapeutics* ............................       22,000           313,720
Orthofix International N.V.* ....................        6,000           282,000
St. Jude Medical, Inc.* .........................       15,000           585,450
Ventana Medical Systems, Inc.* ..................       12,000           477,840
                                                                     -----------
                                                                       3,848,635
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES--27.3%
American Retirement Corporation* ................       30,000           445,200
AmerisourceBergen Corporation ...................        7,500           459,600
Caremark Rx, Inc.* ..............................        9,500           380,475
Centene Corporation* ............................        8,000           222,800
CIGNA Corporation ...............................        3,500           321,930
Community Health Systems Inc.* ..................       20,000           729,000

THE ALGER FUNDS                                                             -29-
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

HEALTH CARE PROVIDERS & SERVICES--(CONT.)
HCA, Inc. .......................................       17,500       $   977,200
Health Net Inc.* ................................        6,000           204,180
HealthStream, Inc.* .............................       30,300            86,355
Humana Inc.* ....................................       24,000           831,600
McKesson Corporation ............................       10,000           370,000
Medco Health Solutions, Inc.* ...................        6,500           331,305
Omnicell, Inc.* .................................       50,000           307,500
PacifiCare Health Systems, Inc.* ................       12,500           747,000
Psychiatric Solutions, Inc.* ....................       13,850           595,827
Sierra Health Services, Inc.* ...................        9,500           614,555
Sunrise Senior Living Inc.* .....................        9,000           461,160
Symbion, Inc.* ..................................       13,000           276,640
UnitedHealth Group Incorporated .................        3,000           283,530
Universal Health Services, Inc., Cl. B* .........       15,000           851,100
Ventiv Health, Inc.* ............................       18,000           375,300
WellCare Health Plans Inc.* .....................       15,000           442,500
WellChoice Inc.* ................................        7,000           393,400
                                                                     -----------
                                                                      10,708,157
                                                                     -----------
INTERNET SOFTWARE & SERVICES--1.1%
Allscripts Healthcare Solutions, Inc.* ..........       32,000           418,880
                                                                     -----------

MEDICAL INSTRUMENTS AND SUPPLIES--.1%
Neurometrix Inc.* ...............................        4,000            45,960
                                                                     -----------

PERSONAL CARE--1.3%
Bausch & Lomb Incorporated ......................        6,800           510,000
                                                                     -----------

PHARMACEUTICALS--27.9%
Allergan, Inc. ..................................        1,000            70,390
Altana AG ADR*# .................................        3,000           187,950
Aspreva Pharmaceuticals Corporation* ............       23,000           333,960
AstraZeneca PLC Sponsored ADR# ..................       15,000           659,250
Bone Care International , Inc.* .................       18,000           464,580
Cortex Pharmaceuticals, Inc.* ...................       50,000           113,000
Eli Lilly and Company ...........................       15,000           877,050
GlaxoSmithKline PLC Sponsored ADR# ..............       12,000           606,600
Impax Laboratories, Inc.* .......................       26,000           423,020
IVAX Corporation* ...............................       28,450           537,705
Johnson & Johnson ...............................       14,500           995,135
Merck & Co. Inc. ................................       22,500           762,750
Novartis AG ADR# ................................       22,000         1,072,060
Novo Nordisk A/S Cl. B ADR# .....................        7,000           356,090
Perrigo Company .................................       15,000           274,800
Pfizer Inc. .....................................       28,510           774,617
Pharmion Corp.* .................................       10,000           231,000
Sanofi-Aventis ADR# .............................       18,240           809,309
Schering-Plough Corporation .....................       45,000           939,150
Sepracor Inc.* ..................................        8,000           479,360
                                                                     -----------
                                                                      10,967,776
                                                                     -----------
REAL ESTATE--1.5%
Ventas, Inc. ....................................       22,000           593,560
                                                                     -----------

THE ALGER FUNDS                                                             -30-
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

SOFTWARE--1.0%
Cerner Corporation* .............................        7,000       $   406,420
                                                                     -----------

Total Common Stocks
  (Cost $34,046,763) ............................                     37,135,498
                                                                     -----------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--3.8%                          AMOUNT
                                                     ---------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 2.61%, 5/2/05
  (Cost $1,499,782) .............................   $1,500,000         1,499,782
                                                                     -----------

Total Investments
  (Cost $35,546,545)(a) .........................         98.3%       38,635,280
Other Assets in Excess of Liabilities ...........          1.7           667,105
                                                         -----       -----------
Net Assets ......................................        100.0%      $39,302,385
                                                         =====       ===========

-------------
*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $35,546,545, amounted to $3,088,735 which consisted of aggregate gross unrealized appreciation of $4,504,055 and aggregate gross unrealized depreciation of $1,415,320.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -31-
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--94.9%                                   SHARES            VALUE
                                                       ------            -----

AEROSPACE & DEFENSE--4.1%
Alliant Techsystems Inc.* .......................        2,800       $   193,704
BE Aerospace, Inc.* .............................       14,400           174,816
Esterline Technologies Corporation* .............        4,100           132,512
SI International Inc.* ..........................        6,300           142,002
                                                                     -----------
                                                                         643,034
                                                                     -----------

AIRLINES--.8%
AirTran Holdings, Inc.* .........................       14,400           119,520
                                                                     -----------

BIOTECHNOLOGY--2.5%
Encysive Pharmaceuticals Inc.* ..................       14,600           142,496
Serologicals Corporation* .......................        6,400           137,792
Theravance, Inc.* ...............................        6,600           116,820
                                                                     -----------
                                                                         397,108
                                                                     -----------

BROADCASTING--.9%
Salem Communications Corporation Cl. A.* ........        7,600           146,071
                                                                     -----------

BUSINESS SERVICES--.6%
MicroStrategy Incorporated* .....................        2,300           100,118
                                                                     -----------

CAPITAL MARKETS--2.5%
Affiliated Managers Group, Inc.* ................        3,412           213,352
National Financial Partners Corporation .........        4,500           172,080
                                                                     -----------
                                                                         385,432
                                                                     -----------

CHEMICALS--1.2%
Lubrizol Corporation ............................        5,000           193,850
                                                                     -----------

COMMERCIAL BANKS--3.0%
Boston Private Financial Holdings, Inc. .........        5,800           129,572
Compass Bancshares, Inc. ........................        3,750           161,325
East West Bancorp, Inc. .........................        5,400           173,448
                                                                     -----------
                                                                         464,345
                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES--3.4%
CoStar Group Inc.* ..............................        3,900           154,245
Education Management Corporation* ...............        4,950           138,600
First Marblehead Corporation (The)* .............        3,100           119,443
Gevity HR, Inc. .................................        7,250           116,363
                                                                     -----------
                                                                         528,651
                                                                     -----------

COMMUNICATION EQUIPMENT--2.8%
Arris Group Inc.* ...............................       22,200           168,498
F5 Networks, Inc.* ..............................        2,100            89,901
NETGEAR, Inc.* ..................................       10,900           175,817
                                                                     -----------
                                                                         434,216
                                                                     -----------

COMMUNICATION TECHNOLOGY--1.0%
Cox Radio, Inc. Cl. A* ..........................       10,300           161,916
                                                                     -----------

THE ALGER FUNDS                                                             -32-
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

COMPUTERS & PERIPHERALS--2.2%
Maxtor Corporation* .............................       33,300       $   161,505
Memc Electronic Materials,* Inc. ................        6,000            70,380
Silicon Image, Inc.* ............................       12,100           121,847
                                                                     -----------
                                                                         353,732
                                                                     -----------

COMPUTER SERVICES--.9%
Open Solutions Inc.* ............................        7,300           136,510
                                                                     -----------

COMPUTER TECHNOLOGY--1.4%
Cogent Inc.* ....................................        3,700            83,250
NAVTEQ* .........................................        3,700           134,754
                                                                     -----------
                                                                         218,004
                                                                     -----------

ELECTRICAL EQUIPMENT--1.3%
AMETEK, Inc. ....................................        5,350           202,605
                                                                     -----------

ELECTRIC AND ELECTRONIC EQUIPMENT--1.1%
Roper Industries, Inc. ..........................        2,650           179,326
                                                                     -----------

ENERGY--1.3%
Arch Coal, Inc. .................................        4,600           203,964
                                                                     -----------

ENERGY EQUIPMENT & SERVICES--3.1%
Lone Star Technologies, Inc.* ...................        5,600           218,064
National-Oilwell Varco Inc.* ....................        4,700           186,778
Pioneer Drilling Company* .......................        6,300            83,097
                                                                     -----------
                                                                         487,939
                                                                     -----------

FINANCIAL INFORMATION SERVICES--.9%
GFI Group Inc.* .................................        6,300           147,105
                                                                     -----------

FOOD PRODUCTS--.9%
Ralcorp Holdings, Inc.* .........................        3,700           146,594
                                                                     -----------

HEALTH CARE--1.1%
Chemed Corporation ..............................        2,500           177,100
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
Animas Corporation* .............................        6,300           118,094
Cooper Companies, Inc. (The) ....................        2,300           155,365
Cutera, Inc.* ...................................        9,500           163,400
Intuitive Surgical, Inc.* .......................        4,400           188,936
                                                                     -----------
                                                                         625,795
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES--7.6%
Centene Corporation* ............................        6,900           192,165
Psychiatric Solutions, Inc.* ....................        4,750           204,345
Sunrise Senior Living Inc.* .....................        4,800           245,952
Symbion, Inc.* ..................................        8,100           172,368
VCA Antech, Inc.* ...............................        8,500           197,880
WellCare Health Plans Inc.* .....................        6,250           184,375
                                                                     -----------
                                                                       1,197,085
                                                                     -----------

THE ALGER FUNDS                                                             -33-
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

HOTELS, RESTAURANTS & LEISURE--3.5%
Applebee's International, Inc. ..................        7,450       $   184,611
Red Robin Gourmet Burgers Inc.* .................        3,350           162,341
Station Casinos, Inc. ...........................        3,100           200,043
                                                                     -----------
                                                                         546,995
                                                                     -----------

INFORMATION TECHNOLOGY SERVICES--3.8%
Alliance Data Systems Corporation* ..............        4,850           195,940
Global Payments Inc. ............................        3,700           239,612
Kanbay International Inc.* ......................        8,600           154,628
                                                                     -----------
                                                                         590,180
                                                                     -----------

INSURANCE--1.8%
Ohio Casualty Corporation* ......................        4,900           114,905
Platinum Underwriters Holdings, Inc. ............        5,400           159,840
                                                                     -----------
                                                                         274,745
                                                                     -----------

INTERNET SOFTWARE & SERVICES--3.6%
aQuantive, Inc.* ................................       17,900           198,690
Arbinet Holdings, Inc.* .........................        5,500           106,205
Fastclick, Inc.* ................................        1,300            12,545
Netease.com Inc., ADR*# .........................        2,400           118,536
ValueClick, Inc.* ...............................       11,850           122,766
                                                                     -----------
                                                                         558,742
                                                                     -----------

LEISURE EQUIPMENT & PRODUCTS--1.2%
LIFE TIME FITNESS, Inc.* ........................        7,000           189,490
                                                                     -----------

MACHINERY--3.1%
Actuant Corporation Cl. A* ......................        4,500           191,655
Gardner Denver Inc.* ............................        4,200           153,468
Joy Global Inc. .................................        4,200           142,254
                                                                     -----------
                                                                         487,377
                                                                     -----------

MACHINERY--OIL WELL EQUIPMENT & SERVICES--1.2%
Patterson-UTI Energy, Inc. ......................        7,600           182,172
                                                                     -----------

MEDIA--1.8%
Media General, Inc. Cl. A .......................        2,600           159,328
Westwood One, Inc.* .............................        6,700           122,610
                                                                     -----------
                                                                         281,938
                                                                     -----------

MEDICAL DEVICES--.7%
IntraLase Corp.* ................................        6,400           107,008
                                                                     -----------

MEDICAL TECHNOLOGY--.4%
Syneron Medical Ltd.* ...........................        2,300            66,700
                                                                     -----------

METALS & MINING--1.6%
Alpha Natural Resources, Inc.* ..................        4,700           108,805
Cleveland-Cliffs Inc. ...........................        2,500           145,025
                                                                     -----------
                                                                         253,830
                                                                     -----------

THE ALGER FUNDS
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

COMMON STOCKS--(CONT.)                                 SHARES            VALUE
                                                       ------            -----

OIL & GAS--2.3%
Carrizo Oil & Gas, Inc.* ........................       15,000       $   247,950
Whiting Petroleum Corporation* ..................        3,600           108,972
                                                                     -----------
                                                                         356,922
                                                                     -----------
PAPER & FOREST PRODUCTS--1.3%
Louisiana-Pacific Corporation ...................        8,250           202,950
                                                                     -----------

PHARMACEUTICALS--3.3%
Bone Care International , Inc.* .................        6,000           154,860
Impax Laboratories, Inc.* .......................        9,100           148,057
IVAX Corporation* ...............................       11,250           212,625
                                                                     -----------
                                                                         515,542
                                                                     -----------
ROAD & RAIL--.7%
Landstar Systems, Inc.* .........................        3,800           116,470
                                                                     -----------

SEMICONDUCTOR CAPITAL EQUIPMENT--1.1%
SiRF Technology Holdings, Inc.* .................       14,800           168,869
                                                                     -----------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--3.1%
ATMI, Inc.* .....................................        5,000           114,575
International Rectifier Corporation* ............        2,800           119,112
Semtech Corporation* ............................        8,700           146,943
Sigmatel Incorporated* ..........................        4,000           104,760
                                                                     -----------
                                                                         485,390
                                                                     -----------
SOFTWARE--4.6%
Cognos, Inc.* ...................................        4,250           160,820
Fair Isaac Corporation ..........................        4,800           157,824
Hyperion Solutions Corporation* .................        4,400           178,948
Quest Software, Inc.* ...........................        8,900           105,554
VeriFone Holdings, Inc.* ........................       11,500           123,625
                                                                     -----------
                                                                         726,771
                                                                     -----------
SPECIALTY RETAIL--4.0%
AnnTaylor Stores Corporation* ...................        6,800           166,532
Pacific Sunwear of California, Inc.* ............        7,900           178,619
Urban Outfitters, Inc.* .........................        2,500           110,750
Williams-Sonoma, Inc.* ..........................        5,300           177,497
                                                                     -----------
                                                                         633,398
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES--3.2%
American Tower Corporation Cl. A* ...............       11,400           196,422
InPhonic, Inc.* .................................        7,700           118,734
UbiquiTel Inc.* .................................       25,100           181,473
                                                                     -----------
                                                                         496,629
                                                                     -----------

Total Common Stocks
  Cost ($13,238,668) ............................                     14,892,138
                                                                     -----------

THE ALGER FUNDS                                                             -35-
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005
                                                     PRINCIPAL         VALUE
                                                      AMOUNT
                                                     ---------

SHORT-TERM INVESTMENTS--6.1%
U.S. AGENCY OBLIGATIONS
 Federal Home Loan Banks, 2.61%, 5/2/05
  Cost ($949,862) ...............................     $950,000      $   949,862
                                                                    -----------

Total Investments
  Cost ($14,188,530)(a) .........................        101.0%      15,842,000
Liabilities In Excess of Other Assets ...........         (1.0)        (155,291)
                                                         -----      -----------
Net Assets ......................................        100.0%     $15,686,709
                                                         =====      ===========

-------------
*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,188,530, amounted to $1,653,470 which consisted of aggregate gross unrealized appreciation of $2,267,091 and aggregate gross unrealized depreciation of $613,621.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -36-
ALGER MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005
                                                     PRINCIPAL
                                                      AMOUNT             VALUE
                                                     ---------           -----

U.S. AGENCY OBLIGATIONS--98.9%
Federal Home Loan Banks
  2.61%, 5/2/05 .................................  $15,000,000       $15,000,000
  2.67%, 5/6/05 .................................    9,580,000         9,577,158
  2.70%, 5/13/05 ................................    8,000,000         7,993,400
  2.86%, 6/22/05 ................................    6,850,000         6,822,246
Federal National Mortgage Association
  2.71%, 5/4/05 .................................    8,800,000         8,798,675
  2.71%, 5/16/05 ................................    7,420,000         7,412,180
Freddie Mac
  2.83%, 6/23/05 ................................   10,100,000        10,058,714
                                                                     -----------
Total U.S. Agency Obligations
  (Cost $65,662,373) ............................                     65,662,373
                                                                     -----------

REPURCHASE AGREEMENTS--.8%
Securities Held Under Repurchase
  Agreements, 2.25%, 5/2/05, with State
  Street Bank and Trust Company dtd
  4/29/05, repurchase price $524,098,
  collateralized by Federal Home Loan
  Mortgage Corporation (par value
  $535,000, 2.875%, due 9/15/05, (Cost
  $524,000) .....................................      524,000           524,000
                                                                     -----------

Total Investments
  (Cost $66,186,373)(a) .........................         99.7%       66,186,373
Other Assets in Excess of Liabilities ...........          0.3           192,345
                                                         -----       -----------
Net Assets ......................................        100.0%      $66,378,718
                                                        ======       ===========

-------------
(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

                      [This page intentionally left blank]

THE ALGER FUNDS                                                             -38-
STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS) (UNAUDITED)
April 30, 2005

                                                          LargeCap    SmallCap
                                                           Growth      Growth
                                                            Fund        Fund
                                                          ---------   ---------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments ............  $ 436,525   $ 149,243
Cash ...................................................          4           2
Receivable for investment securities sold ..............      4,244       2,419
Receivable for shares of beneficial interest sold ......        272         385
Dividends and interest receivable ......................        195           7
Receivable from Investment Manager--Note 3(a) ..........         --          --
Prepaid expenses .......................................        202          --
                                                          ---------   ---------
  Total Assets .........................................    441,442     152,056
                                                          ---------   ---------
LIABILITIES:
Payable for investment securities purchased ............         --       2,036
Bank loan payable ......................................      1,860          --
Payable for shares of beneficial interest redeemed .....        599         553
Accrued investment management fees .....................        266         105
Accrued transfer agent fees ............................        406         163
Accrued distribution fees ..............................        181          41
Accrued shareholder servicing fees .....................         89          31
Dividends payable--Note 2(f) ...........................         --          --
Accrued expenses .......................................        129          73
                                                          ---------   ---------
  Total Liabilities ....................................      3,530       3,002
                                                          ---------   ---------
NET ASSETS .............................................  $ 437,912   $ 149,054
                                                          =========   =========
Net Assets Consist of:
  Paid-in capital ......................................  $ 692,634   $ 267,690
  Undistributed net investment income (accumulated loss)        308      (1,296)
  Undistributed net realized gain (accumulated loss) ...   (260,199)   (126,858)
  Net unrealized appreciation of investments ...........      5,169       9,518
                                                          ---------   ---------
NET ASSETS .............................................  $ 437,912   $ 149,054
                                                          =========   =========
Class A
  Net Asset Value Per Share ............................  $    9.33   $    4.30
                                                          =========   =========
  Offering Price Per Share .............................  $    9.85   $    4.54
                                                          =========   =========
Class B
  Net Asset Value and Offering Price Per Share .........  $    8.67   $    3.98
                                                          =========   =========
  Class C
  Net Asset Value Per Share ............................  $    8.66   $    3.98
                                                          =========   =========
  Offering Price Per Share .............................  $    8.75   $    4.02
                                                          =========   =========
Shares of beneficial interest outstanding--Note 6
  Class A ..............................................     15,280      19,734
                                                          =========   =========
  Class B ..............................................     29,666      15,052
                                                          =========   =========
  Class C ..............................................      4,405       1,073
                                                          =========   =========
 *Identified cost ......................................  $ 431,357   $ 139,725
                                                          =========   =========




                       See Notes to Financial Statements.

                                                                                                              SmallCap
                                                                         MidCap      Capital       Health    and MidCap     Money
                                                           Balanced      Growth    Appreciation   Sciences     Growth       Market
                                                             Fund         Fund         Fund         Fund        Fund        Fund
                                                           ---------    ---------    ---------    ---------   ---------   ---------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments ............   $ 180,386    $ 606,861    $ 330,825    $  38,635   $  15,842   $  66,186
Cash ...................................................           5            6          149           46          20           1
Receivable for investment securities sold ..............       4,546        1,815       13,580        1,457          --          --
Receivable for shares of beneficial interest sold ......         331        1,407        2,446          298          45       1,228
Dividends and interest receivable ......................         757          165          155            4           1          --
Receivable from Investment Manager--Note 3(a) ..........          --           --           --            8           5          --
Prepaid expenses .......................................          60           78           14           13          14          19
                                                           ---------    ---------    ---------    ---------   ---------   ---------
  Total Assets .........................................     186,085      610,332      347,169       40,461      15,927      67,434
                                                           ---------    ---------    ---------    ---------   ---------   ---------
LIABILITIES:
Payable for investment securities purchased ............       3,017        1,088        2,485          975         163          --
Bank loan payable ......................................          --           --           --           --          --          --
Payable for shares of beneficial interest redeemed .....         492        1,883        3,286          114          45         925
Accrued investment management fees .....................         111          402          238           26          11          28
Accrued transfer agent fees ............................         147          471          414           11           4          51
Accrued distribution fees ..............................          74          201          141            9           2          --
Accrued shareholder servicing fees .....................          37          126           70            8           3          --
Dividends payable--Note 2(f) ...........................          --           --           --           --          --           3
Accrued expenses .......................................          79          186           85           16          12          48
                                                           ---------    ---------    ---------    ---------   ---------   ---------
  Total Liabilities ....................................       3,957        4,357        6,719        1,159         240       1,055
                                                           ---------    ---------    ---------    ---------   ---------   ---------
NET ASSETS .............................................   $ 182,128    $ 605,975    $ 340,450    $  39,302   $  15,687   $  66,379
                                                           =========    =========    =========    =========   =========   =========
Net Assets Consist of:
  Paid-in capital ......................................   $ 220,299    $ 574,246    $ 888,237    $  34,459   $  13,252   $  66,597
  Undistributed net investment income (accumulated loss)        (266)      (4,330)        (806)        (191)       (109)         --
  Undistributed net realized gain (accumulated loss) ...     (39,677)      28,078     (562,543)       1,945         890        (218)
  Net unrealized appreciation of investments ...........       1,772        7,981       15,562        3,089       1,654          --
                                                           ---------    ---------    ---------    ---------   ---------   ---------
NET ASSETS .............................................   $ 182,128    $ 605,975    $ 340,450    $  39,302   $  15,687   $  66,379
                                                           =========    =========    =========    =========   =========   =========
Class A
  Net Asset Value Per Share ............................   $   18.81    $    8.11    $    8.08    $   14.38   $   10.15   $      --
                                                           =========    =========    =========    =========   =========   =========
  Offering Price Per Share .............................   $   19.85    $    8.56    $    8.53    $   15.18   $   10.71   $      --
                                                           =========    =========    =========    =========   =========   =========
Class B
  Net Asset Value and Offering Price Per Share .........   $   18.43    $    7.50    $    7.54    $   14.06   $    9.93   $    1.00
                                                           =========    =========    =========    =========   =========   =========
  Class C
  Net Asset Value Per Share ............................   $   18.52    $    7.49    $    7.54    $   14.06   $    9.93   $      --
                                                           =========    =========    =========    =========   =========   =========
  Offering Price Per Share .............................   $   18.71    $    7.57    $    7.62    $   14.20   $10.03      $      --
                                                           =========    =========    =========    =========   =========   =========
Shares of beneficial interest outstanding--Note 6
  Class A ..............................................       3,260       35,022       13,942        1,632       1,152          --
                                                           =========    =========    =========    =========   =========   =========
  Class B ..............................................       5,108       33,986       25,762          730         255      66,538
                                                           =========    =========    =========    =========   =========   =========
  Class C ..............................................       1,439        8,956        4,434          396         147          --
                                                           =========    =========    =========    =========   =========   =========
 *Identified cost ......................................   $ 178,614    $ 598,880    $ 315,263    $  35,546   $  14,188   $  66,186
                                                           =========    =========    =========    =========   =========   =========

THE ALGER FUNDS                                                             -40-
STATEMENTS OF OPERATIONS (IN THOUSANDS) (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2005

                                                       LargeCap    SmallCap
                                                        Growth      Growth
                                                         Fund        Fund
                                                       --------    --------
Income:
 Dividends .........................................   $  4,606    $    201
 Interest ..........................................         46          66
                                                       --------    --------
 Total Income ......................................      4,652         267
                                                       --------    --------

Expenses:
 Management fees--Note 3(a) ........................      1,764         689
 Distribution fees--Note 3(b):
   Class B .........................................      1,037         262
   Class C .........................................        156          18
 Shareholder servicing fees--Note 3(f) .............        588         203
 Interest on line of credit utilized--Note 5 .......         20          --
 Custodian fees ....................................         25          15
 Transfer agent fees and expenses--Note 3(e) .......        575         275
 Professional fees .................................         42          17
 Registration fees .................................         17          30
 Miscellaneous .....................................        120          54
                                                       --------    --------
                                                          4,344       1,563
Less, expense reimbursements Note 3(a) .............         --          --
                                                       --------    --------
 Total Expenses ....................................      4,344       1,563
                                                       --------    --------
NET INVESTMENT INCOME (LOSS) .......................        308      (1,296)
                                                       --------    --------
REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
Net realized gain on investments ...................     43,167      10,366
Net change in unrealized appreciation (depreciation)
  on investments ...................................    (27,911)     (4,002)
                                                       --------    --------
Net realized and unrealized gain on investments ....     15,256       6,364
                                                       --------    --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ........................   $ 15,564    $  5,068
                                                       ========    ========




                       See Notes to Financial Statements.

                                                                            -41-

                                                                                                       SmallCap
                                                                   MidCap       Capital     Health    and MidCap     Money
                                                       Balanced    Growth    Appreciation  Sciences     Growth      Market
                                                         Fund       Fund         Fund        Fund        Fund        Fund
                                                       --------    --------    --------    --------    --------    --------
Income:
 Dividends .........................................   $  1,311    $  1,202    $  3,088    $     88    $     21    $     --
 Interest ..........................................      1,483         153          64          19           5         819
                                                       --------    --------    --------    --------    --------    --------
 Total Income ......................................      2,794       1,355       3,152         107          26         819
                                                       --------    --------    --------    --------    --------    --------

Expenses:
 Management fees--Note 3(a) ........................        751       2,593       1,615         140          68         180
 Distribution fees--Note 3(b):
   Class B .........................................        390       1,054         822          34          10          --
   Class C .........................................        115         273         146          17           6          --
 Shareholder servicing fees--Note 3(f) .............        250         810         475          41          20          --
 Interest on line of credit utilized--Note 5 .......         --           1           5          --          --          --
 Custodian fees ....................................         18          40          24           9           5           5
 Transfer agent fees and expenses--Note 3(e) .......        178         644         696          26           8          82
 Professional fees .................................         13          65          23           3           3           4
 Registration fees .................................         10          16          34          21          18           8
 Miscellaneous .....................................         65         189         118          20          15          22
                                                       --------    --------    --------    --------    --------    --------
                                                          1,790       5,685       3,958         311         153         301
Less, expense reimbursements Note 3(a) .............         --          --          --         (13)        (18)         --
                                                       --------    --------    --------    --------    --------    --------
 Total Expenses ....................................      1,790       5,685       3,958         298         135         301
                                                       --------    --------    --------    --------    --------    --------
NET INVESTMENT INCOME (LOSS) .......................      1,004      (4,330)       (806)       (191)       (109)        518
                                                       --------    --------    --------    --------    --------    --------
REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS
Net realized gain on investments ...................     14,541      56,046      41,636       2,052         889          --
Net change in unrealized appreciation (depreciation)
  on investments ...................................    (10,501)    (33,833)    (21,257)      2,016        (191)         --
                                                       --------    --------    --------    --------    --------    --------
Net realized and unrealized gain on investments ....      4,040      22,213      20,379       4,068         698          --
                                                       --------    --------    --------    --------    --------    --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ........................   $  5,044    $ 17,883    $ 19,573    $  3,877    $    589    $    518
                                                       ========    ========    ========    ========    ========    ========

THE ALGER FUNDS                                                             -42-
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

                                                                     LargeCap
                                                                      Growth
                                                                       Fund
                                                          -----------------------------
                                                              For the
                                                            Six Months       For the
                                                               Ended        Year Ended
                                                          April 30, 2005    October 31,
                                                            (Unaudited)       2004
                                                          --------------   ------------
Net investment income (loss) ............................   $     308       $  (6,600)
Net realized gain on investments ........................      43,167          56,527
Net change in unrealized appreciation (depreciation)
  on investments ........................................     (27,911)        (40,501)
                                                            ---------       ---------
Net increase in net assets
  resulting from operations .............................      15,564           9,426
                                                            ---------       ---------
Dividends to shareholders from:
 Net investment income
  Class A ...............................................          --              --
  Class B ...............................................          --              --
  Class C ...............................................          --              --
                                                            ---------       ---------
Total dividends to shareholders .........................          --              --
                                                            ---------       ---------
Decrease from shares of beneficial interest transactions:
  Class A ...............................................     (29,926)         (5,085)
  Class B ...............................................     (31,271)        (77,035)
  Class C ...............................................      (5,335)            (24)
                                                            ---------       ---------
Net decrease from shares of beneficial interest
  transactions--Note 6 ..................................     (66,532)        (82,144)
                                                            ---------       ---------
  Total increase (decrease) .............................     (50,968)        (72,718)
Net Assets:
  Beginning of period ...................................     488,880         561,598
                                                            ---------       ---------
  End of period .........................................   $ 437,912       $ 488,880
                                                            =========       =========
Undistributed net investment income (accumulated loss) ..   $     308       $      --
                                                            =========       =========




                       See Notes to Financial Statements.

                                                                  SmallCap                                           MidCap
                                                                   Growth                   Balanced                 Growth
                                                                    Fund                      Fund                    Fund
                                                         -------------------------- ------------------------ -----------------------
                                                         For the Six                 For the Six             For the Six
                                                         Months Ended    For the    Months Ended   For the   Months Ended  For the
                                                           April 30,    Year Ended    April 30,  Year Ended   April 30,   Year Ended
                                                             2005       October 31,     2005     October 31,    2005     October 31,
                                                          (Unaudited)      2004      (Unaudited)    2004     (Unaudited)    2004
                                                         ------------  ------------ ------------ ----------- ------------ ----------
Net investment income (loss) ............................   $  (1,296)  $  (3,147)   $   1,004   $       9  $  (4,330)  $  (9,704)
Net realized gain on investments ........................      10,366      35,504       14,541      20,515     56,046      76,357
Net change in unrealized appreciation (depreciation)
  on investments ........................................      (4,002)    (23,229)     (10,501)    (15,068)   (33,833)    (43,853)
                                                            ---------   ---------    ---------   ---------  ---------   ---------
Net increase in net assets
  resulting from operations .............................       5,068       9,128        5,044       5,456     17,883      22,800
                                                            ---------   ---------    ---------   ---------  ---------   ---------
Dividends to shareholders from:
 Net investment income
  Class A ...............................................          --          --         (758)       (719)        --          --
  Class B ...............................................          --          --         (283)       (248)        --          --
  Class C ...............................................          --          --          (82)        (71)        --          --
                                                            ---------   ---------    ---------   ---------  ---------   ---------
Total dividends to shareholders .........................          --          --       (1,123)     (1,038)        --          --
                                                            ---------   ---------    ---------   ---------  ---------   ---------
Decrease from shares of beneficial interest transactions:
  Class A ...............................................        (490)      5,234       (8,288)    (12,048)       114      34,556
  Class B ...............................................     (12,849)    (28,777)     (22,465)    (31,815)   (30,183)    (60,164)
  Class C ...............................................        (539)       (577)      (8,913)    (10,635)    (5,574)      6,190
                                                            ---------   ---------    ---------   ---------  ---------   ---------
Net decrease from shares of beneficial interest
  transactions--Note 6 ..................................     (13,878)    (24,120)     (39,666)    (54,498)   (35,643)    (19,418)
                                                            ---------   ---------    ---------   ---------  ---------   ---------
  Total increase (decrease) .............................      (8,810)    (14,992)     (35,745)    (50,080)   (17,760)      3,382
Net Assets:
  Beginning of period ...................................     157,864     172,856      217,873     267,953    623,735     620,353
                                                            ---------   ---------    ---------   ---------  ---------   ---------
  End of period .........................................   $ 149,054   $ 157,864    $ 182,128   $ 217,873  $ 605,975   $ 623,735
                                                            =========   =========    =========   =========  =========   =========
Undistributed net investment income (accumulated loss) ..   $  (1,296)  $      --    $    (266)  $    (147) $  (4,330)  $      --
                                                            =========   =========    =========   =========  =========   =========

THE ALGER FUNDS                                                             -44-
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)


                                                                             Capital
                                                                           Appreciation
                                                                               Fund
                                                                   ----------------------------
                                                                      For the
                                                                     Six Months      For the
                                                                       Ended        Year Ended
                                                                   April 30, 2005   October 31,
                                                                     (Unaudited)       2004
                                                                   --------------   -----------
Net investment income (loss) .......................................   $    (806)   $  (8,003)
Net realized gain (loss) on investments ............................      41,636       31,334
Net change in unrealized appreciation (depreciation)
  on investments ...................................................     (21,257)     (25,988)
                                                                       ---------    ---------
Net increase (decrease) in net assets resulting
  from operations ..................................................      19,573       (2,657)
                                                                       ---------    ---------
Dividends and distributions to shareholders from:
 Net investment income
  Class A ..........................................................          --           --
  Class B ..........................................................          --           --
  Class C ..........................................................          --           --
 Net realized gains
  Class A ..........................................................          --           --
  Class B ..........................................................          --           --
  Class C ..........................................................          --           --
                                                                       ---------    ---------
Total dividends and distributions to shareholders ..................          --           --
                                                                       ---------    ---------
Increase (decrease) from shares of beneficial interest
  transactions:
  Class A ..........................................................     (14,964)      10,673
  Class B ..........................................................     (45,492)     (94,734)
  Class C ..........................................................     (10,248)     (12,297)
                                                                       ---------    ---------
Net increase (decrease) from shares of
  beneficial interest transactions--Note 6 .........................     (70,704)     (96,358)
                                                                       ---------    ---------
 Total increase (decrease) .........................................     (51,131)     (99,015)
Net Assets:
 Beginning of period ...............................................     391,581      490,596
                                                                       ---------    ---------
 End of period .....................................................   $ 340,450    $ 391,581
                                                                       =========    =========
Undistributed net investment income (accumulated loss) .............   $    (806)   $      --
                                                                       =========    =========




                       See Notes to Financial Statements.

                                                                                         SmallCap
                                                                 Health                 and MidCap                    Money
                                                                Sciences                  Growth                     Market
                                                                  Fund                     Fund                       Fund
                                                       ------------------------- ------------------------- -------------------------
                                                       For the Six               For the Six               For the Six
                                                       Months Ended    For the   Months Ended    For the   Months Ended    For the
                                                         April 30,   Year Ended    April 30,   Year Ended    April 30,   Year Ended
                                                          2005       October 31,    2005       October 31,    2005       October 31,
                                                       (Unaudited)      2004     (Unaudited)      2004     (Unaudited)      2004
                                                       ------------  ----------- ------------  ----------- ------------- -----------
Net investment income (loss) .........................  $    (191)   $    (292)   $    (109)   $    (190)   $     518    $     342
Net realized gain (loss) on investments ..............      2,052        1,665          889        1,451           --           (1)
Net change in unrealized appreciation (depreciation)
  on investments .....................................      2,016          331         (191)        (683)          --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net assets resulting
  from operations ....................................      3,877        1,704          589          578          518          341
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Dividends and distributions to shareholders from:
 Net investment income
  Class A ............................................         --           --           --           --           --           --
  Class B ............................................         --           --           --           --         (518)        (342)
  Class C ............................................         --           --           --           --           --           --
 Net realized gains
  Class A ............................................       (828)        (174)        (875)          --           --           --
  Class B ............................................       (427)         (79)        (183)          --           --           --
  Class C ............................................       (205)         (31)        (107)          --           --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Total dividends and distributions to shareholders ....     (1,460)        (284)      (1,165)          --         (518)        (342)
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) from shares of beneficial interest
  transactions:
  Class A ............................................      6,912        5,570        1,285          411           --           --
  Class B ............................................      1,682        3,959          340        1,029      (14,149)     (35,406)
  Class C ............................................      1,507        2,264          175          339           --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) from shares of
  beneficial interest transactions--Note 6 ...........     10,101       11,793        1,800        1,779      (14,149)     (35,406)
                                                        ---------    ---------    ---------    ---------    ---------    ---------
  Total increase (decrease) ..........................     12,518       13,213        1,224        2,357      (14,149)     (35,407)
Net Assets:
  Beginning of period ................................     26,784       13,571       14,463       12,106       80,528      115,935
                                                        ---------    ---------    ---------    ---------    ---------    ---------
  End of period ......................................  $  39,302    $  26,784    $  15,687    $  14,463    $  66,379    $  80,528
                                                        =========    =========    =========    =========    =========    =========
Undistributed net investment income (accumulated loss)  $    (191)   $      --    $    (109)   $      --    $      --    $      --
                                                        =========    =========    =========    =========    =========    =========

THE ALGER FUNDS                                                             -46-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD
                                                  Income from
                                              Investment Operations
                                            -------------------------

                                                            Net
                                                          Realized
                                                            and
                                  Net Asset     Net      Unrealized      Total
                                   Value,   Investment      Gain         from
                                 Beginning    Income     (Loss) on    Investment
                                  of Period (Loss) (ii)  Investments  Operations
                                 ---------- ----------- ------------- ----------

ALGER LARGECAP GROWTH FUND (i)

CLASS A
Six months ended 4/30/05 (iv)     $  9.05   $   0.03       $  0.25     $  0.28
Year ended 10/31/04 ..........       8.87      (0.07)         0.25        0.18
Year ended 10/31/03 ..........       7.16      (0.05)         1.76        1.71
Year ended 10/31/02 ..........       9.47      (0.04)        (2.27)      (2.31)
Year ended 10/31/01 ..........      14.09      (0.04)        (3.64)      (3.68)
Year ended 10/31/00 ..........      15.47      (0.05)         1.33        1.28

CLASS B
Six months ended 4/30/05 (iv)     $  8.44   $  (0.01)      $  0.24     $  0.23
Year ended 10/31/04 ..........       8.33      (0.13)         0.24        0.11
Year ended 10/31/03 ..........       6.76      (0.10)         1.67        1.57
Year ended 10/31/02 ..........       9.02      (0.10)        (2.16)      (2.26)
Year ended 10/31/01 ..........      13.58      (0.12)        (3.50)      (3.62)
Year ended 10/31/00 ..........      15.09      (0.16)         1.31        1.15

CLASS C
Six months ended 4/30/05 (iv)     $  8.43   $  (0.01)      $  0.24     $  0.23
Year ended 10/31/04 ..........       8.33      (0.13)         0.23        0.10
Year ended 10/31/03 ..........       6.76      (0.10)         1.67        1.57
Year ended 10/31/02 ..........       9.02      (0.10)        (2.16)      (2.26)
Year ended 10/31/01 ..........      13.57      (0.12)        (3.49)      (3.61)
Year ended 10/31/00 ..........      15.08      (0.16)         1.31        1.15

ALGER SMALLCAP GROWTH FUND

CLASS A
Six months ended 4/30/05 (iv)     $  4.18   $  (0.03)      $  0.15     $  0.12
Year ended 10/31/04 ..........       3.95      (0.06)         0.29        0.23
Year ended 10/31/03 ..........       2.85      (0.05)         1.15        1.10
Year ended 10/31/02 ..........       3.54      (0.05)        (0.64)      (0.69)
Year ended 10/31/01 ..........       8.81      (0.04)        (3.41)      (3.45)
Year ended 10/31/00 ..........      10.35      (0.08)         0.35        0.27

--------------------
(i) Prior to September 29, 2000, the Alger LargeCap Growth Fund was the Alger Growth Portfolio.

(ii) Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of any sales charges.

(iv) Unaudited. Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

                                                                                   Ratios/Supplemental Data
                                                                         ---------------------------------------------

                                                                                               Ratio of
                                                                            Net      Ratio of      Net
                                                   Net                     Assets,   Expenses  Investment
                                  Distributions    Asset                   End of       to       Income
                                      from        Value,                   Period     Average  (Loss) to    Portfolio
                                  Net Realized    End of        Total      (000's      Net      Average     Turnover
                                      Gains       Period    Return (iii)  omitted)    Assets   Net Assets     Rate
                                  -------------  ---------  ------------ ---------   --------- -----------  ---------
ALGER LARGECAP GROWTH FUND (i)

CLASS A
Six months ended 4/30/05 (iv)        $    --      $  9.33        3.1%     $142,628     1.34%      0.69%       131.93%
Year ended 10/31/04 ..........            --         9.05        2.0       166,720     1.34      (0.72)       191.13
Year ended 10/31/03 ..........            --         8.87       23.9       168,720     1.44      (0.62)       215.81
Year ended 10/31/02 ..........            --         7.16      (24.4)      130,464     1.36      (0.47)       213.97
Year ended 10/31/01 ..........         (0.94)        9.47      (27.4)      230,637     1.26      (0.35)        91.40
Year ended 10/31/00 ..........         (2.66)       14.09        8.0       324,130     1.20      (0.32)        96.13

CLASS B
Six months ended 4/30/05 (iv)        $    --      $  8.67        2.7%     $257,129     2.09%     (0.14)%      131.93%
Year ended 10/31/04 ..........            --         8.44        1.3       279,963     2.09      (1.46)       191.13
Year ended 10/31/03 ..........            --         8.33       23.2       350,972     2.20      (1.37)       215.81
Year ended 10/31/02 ..........            --         6.76      (25.1)      323,809     2.11      (1.21)       213.97
Year ended 10/31/01 ..........         (0.94)        9.02      (28.1)      581,770     2.01      (1.09)        91.40
Year ended 10/31/00 ..........         (2.66)       13.58        7.2       902,091     1.96      (1.07)        96.13

CLASS C
Six months ended 4/30/05 (iv)        $    --      $  8.66        2.7%     $ 38,155     2.09%     (0.14)%      131.93%
Year ended 10/31/04 ..........            --         8.43        1.2        42,196     2.09      (1.47)       191.13
Year ended 10/31/03 ..........            --         8.33       23.2        41,906     2.19      (1.37)       215.81
Year ended 10/31/02 ..........            --         6.76      (25.1)       34,813     2.11      (1.22)       213.97
Year ended 10/31/01 ..........         (0.94)        9.02      (28.0)       48,918     2.01      (1.10)        91.40
Year ended 10/31/00 ..........         (2.66)       13.57        7.2        65,893     1.95      (1.08)        96.13

ALGER SMALLCAP GROWTH FUND

CLASS A
Six months ended 4/30/05 (iv)        $    --      $  4.30        2.9%     $ 84,900     1.58%     (1.25)%       56.31%
Year ended 10/31/04 ..........            --         4.18        5.8        82,891     1.69      (1.47)       128.79
Year ended 10/31/03 ..........            --         3.95       38.6        73,616     1.79      (1.55)       139.28
Year ended 10/31/02 ..........            --         2.85      (19.5)       46,143     1.75      (1.52)       132.35
Year ended 10/31/01 ..........         (1.82)        3.54      (46.6)       64,164     1.54      (0.95)       195.72
Year ended 10/31/00 ..........         (1.81)        8.81        0.4       111,665     1.41      (0.81)       207.19

THE ALGER FUNDS                                                             -48-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                            Income from
                                                        Investment Operations
                                                       ------------------------
                                                                       Net
                                                                    Realized
                                                                       and
                                          Net Asset       Net       Unrealized      Total    Dividends   Distributions
                                            Value,     Investment      Gain         from      from Net        from
                                          Beginning      Income     (Loss) on    Investment  Investment   Net Realized
                                          of Period    (Loss)(i)    Investments  Operations    Income        Gains
                                          ---------    ----------   -----------  ----------  ----------  -------------
ALGER SMALLCAP GROWTH FUND (CONTINUED)

CLASS B
Six months ended 4/30/05 (iii) .......    $    3.88    $  (0.04)    $   0.14     $   0.10     $     --     $     --
Year ended 10/31/04 ..................         3.70       (0.09)        0.27         0.18           --           --
Year ended 10/31/03 ..................         2.68       (0.07)        1.09         1.02           --           --
Year ended 10/31/02 ..................         3.36       (0.07)       (0.61)       (0.68)          --           --
Year ended 10/31/01 ..................         8.52       (0.08)       (3.26)       (3.34)          --        (1.82)
Year ended 10/31/00 ..................        10.13       (0.16)        0.36         0.20           --        (1.81)

CLASS C
Six months ended 4/30/05 (iii) .......    $    3.88    $  (0.04)    $   0.14     $   0.10     $     --     $     --
Year ended 10/31/04 ..................         3.70       (0.09)        0.27         0.18           --           --
Year ended 10/31/03 ..................         2.68       (0.07)        1.09         1.02           --           --
Year ended 10/31/02 ..................         3.36       (0.07)       (0.61)       (0.68)          --           --
Year ended 10/31/01 ..................         8.53       (0.08)       (3.27)       (3.35)          --        (1.82)
Year ended 10/31/00 ..................        10.13       (0.16)        0.37         0.21           --        (1.81)

ALGER BALANCED FUND

CLASS A
Six months ended 4/30/05 (iii) .......    $   18.58    $   0.14     $   0.30     $   0.44     $  (0.21)    $     --
Year ended 10/31/04 ..................        18.29        0.10         0.36         0.46        (0.17)          --
Year ended 10/31/03 ..................        16.02        0.13         2.43         2.56        (0.29)          --
Year ended 10/31/02 ..................        18.67        0.27        (2.48)       (2.21)       (0.44)          --
Year ended 10/31/01 ..................        21.29        0.43        (2.83)       (2.40)       (0.22)          --
Year ended 10/31/00 ..................        20.95        0.39         1.68         2.07        (0.13)       (1.60)

CLASS B
Six months ended 4/30/05 (iii) .......    $   18.13    $   0.07     $   0.28     $   0.35     $  (0.05)    $     --
Year ended 10/31/04 ..................        17.86       (0.04)        0.34         0.30        (0.03)          --
Year ended 10/31/03 ..................        15.62        0.01         2.39         2.40        (0.16)          --
Year ended 10/31/02 ..................        18.17        0.14        (2.44)       (2.30)       (0.25)          --
Year ended 10/31/01 ..................        20.83        0.27        (2.75)       (2.48)       (0.18)          --
Year ended 10/31/00 ..................        20.59        0.17         1.71         1.88        (0.04)       (1.60)

-----------------
(i) Amount was computed based on average shares outstanding during the period.

(ii)   Does not reflect the effect of any sales charges.

(iii) Unaudited. Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

                                                                                           Ratios/Supplemental Data
                                                                                 ----------------------------------------------
                                                                                                         Ratio of
                                                                                   Net        Ratio of      Net
                                                         Net                      Assets,     Expenses   Investment
                                                         Asset                    End of        to        Income
                                                         Value,                   Period      Average    (Loss) to    Portfolio
                                            Total        End of      Total        (000's        Net       Average     Turnover
                                        Distributions    Period    Return (ii)    Omitted)     Assets    Net Assets     Rate
                                        -------------  ---------   -----------   ---------   ---------   ----------   ---------
ALGER SMALLCAP GROWTH FUND (CONTINUED)

CLASS B
Six months ended 4/30/05 (iii) .......    $     --     $    3.98       2.6%      $ 59,880       2.33%     (2.00)%       56.31%
Year ended 10/31/04 ..................          --          3.88       4.9         70,304       2.43      (2.21)       128.79
Year ended 10/31/03 ..................          --          3.70      38.1         94,241       2.57      (2.32)       139.28
Year ended 10/31/02 ..................          --          2.68     (20.2)        81,758       2.49      (2.27)       132.35
Year ended 10/31/01 ..................       (1.82)         3.36     (47.0)       130,559       2.28      (1.66)       195.72
Year ended 10/31/00 ..................       (1.81)         8.52      (0.4)       325,382       2.14      (1.58)       207.19

CLASS C
Six months ended 4/30/05 (iii) .......    $     --     $    3.98       2.6%      $  4,274       2.33%     (2.00)%       56.31%
Year ended 10/31/04 ..................          --          3.88       4.9          4,669       2.44      (2.21)       128.79
Year ended 10/31/03 ..................          --          3.70      38.1          4,999       2.56      (2.32)       139.28
Year ended 10/31/02 ..................          --          2.68     (20.2)         3,209       2.49      (2.27)       132.35
Year ended 10/31/01 ..................       (1.82)         3.36     (47.0)         4,234       2.28      (1.66)       195.72
Year ended 10/31/00 ..................       (1.81)         8.53      (0.3)        11,103       2.15      (1.57)       207.19

ALGER BALANCED FUND

CLASS A
Six months ended 4/30/05 (iii) .......    $  (0.21)    $   18.81       2.4%      $ 61,302       1.28%      1.48%       125.17%
Year ended 10/31/04 ..................       (0.17)        18.58       2.5         68,646       1.26       0.52        167.72
Year ended 10/31/03 ..................       (0.29)        18.29      16.3         79,387       1.31       0.80        174.97
Year ended 10/31/02 ..................       (0.44)        16.02     (12.2)        78,167       1.28       1.53        203.96
Year ended 10/31/01 ..................       (0.22)        18.67     (11.3)       101,440       1.20       2.15         74.15
Year ended 10/31/00 ..................       (1.73)        21.29      10.2         93,671       1.29       1.80         63.50

CLASS B
Six months ended 4/30/05 (iii) .......    $(0,05)      $   18.43       1.9%      $ 94,171       2.03%      0.76%       125.17%
Year ended 10/31/04 ..................       (0.03)        18.13       1.7        114,387       2.01      (0.23)       167.72
Year ended 10/31/03 ..................       (0.16)        17.86      15.5        143,765       2.06       0.05        174.97
Year ended 10/31/02 ..................       (0.25)        15.62     (12.9)       137,070       2.03       0.78        203.96
Year ended 10/31/01 ..................       (0.18)        18.17     (12.0)       158,766       1.95       1.40         74.15
Year ended 10/31/00 ..................       (1.64)        20.83       9.4        132,123       2.04       0.98         63.50

THE ALGER FUNDS                                                             -50-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                            Income from
                                                        Investment Operations
                                                       ------------------------
                                                                       Net
                                                                    Realized
                                                                       and
                                          Net Asset       Net       Unrealized      Total    Dividends   Distributions
                                            Value,     Investment      Gain         from      from Net        from
                                          Beginning      Income     (Loss) on    Investment  Investment   Net Realized
                                          of Period    (Loss)(i)    Investments  Operations    Income        Gains
                                          ---------    ----------   -----------  ----------  ----------  -------------
ALGER BALANCED FUND (CONTINUED)

CLASS C
Six months ended 4/30/05 (iv) .......     $   18.21    $   0.07     $   0.29     $   0.36     $  (0.05)    $     --
Year ended 10/31/04 .................         17.93       (0.04)        0.35         0.31        (0.03)          --
Year ended 10/31/03 .................         15.68        0.01         2.39         2.40        (0.15)          --
Year ended 10/31/02 .................         18.24        0.14        (2.45)       (2.31)       (0.25)          --
Year ended 10/31/01 .................         20.90        0.27        (2.75)       (2.48)       (0.18)          --
Year ended 10/31/00 .................         20.65        0.21         1.67         1.88        (0.03)       (1.60)

ALGER MIDCAP GROWTH FUND (iii)

CLASS A
Six months ended 4/30/05 (iv) .......     $    7.89    $  (0.04)    $   0.26     $   0.22     $     --     $     --
Year ended 10/31/04 .................          7.57       (0.08)        0.40         0.32           --           --
Year ended 10/31/03 .................          5.48       (0.07)        2.16         2.09           --           --
Year ended 10/31/02 .................          6.92       (0.07)       (1.37)       (1.44)          --           --
Year ended 10/31/01 .................         10.17       (0.06)       (2.01)       (2.07)          --        (1.18)
Year ended 10/31/00 .................          8.20       (0.04)        3.51         3.47           --        (1.50)

CLASS B
Six months ended 4/30/05 (iv) .......     $    7.33    $  (0.07)    $   0.24        $0.17      $    --     $     --
Year ended 10/31/04 .................          7.08       (0.13)        0.38         0.25           --           --
Year ended 10/31/03 .................          5.17       (0.11)        2.02         1.91           --           --
Year ended 10/31/02 .................          6.58       (0.11)       (1.30)       (1.41)          --           --
Year ended 10/31/01 .................          9.79       (0.11)       (1.92)       (2.03)          --        (1.18)
Year ended 10/31/00 .................          8.00       (0.12)        3.41         3.29           --        (1.50)

CLASS C

Six months ended 4/30/05 (iv) .......     $    7.31    $  (0.07)    $   0.25        $0.18      $    --     $     --
Year ended 10/31/04 .................          7.06       (0.13)        0.38         0.25           --           --
Year ended 10/31/03 .................          5.16       (0.11)        2.01         1.90           --           --
Year ended 10/31/02 .................          6.56       (0.11)       (1.29)       (1.40)          --           --
Year ended 10/31/01 .................          9.77       (0.11)       (1.92)       (2.03)          --        (1.18)
Year ended 10/31/00 .................          7.99       (0.11)        3.39         3.28           --        (1.50)

--------------
(i) Amount was computed based on average shares outstanding during the period.

(ii)   Does not reflect the effect of any sales charges.

(iii) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.

(iv) Unaudited. Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

                                                                                           Ratios/Supplemental Data
                                                                                 ----------------------------------------------
                                                                                                         Ratio of
                                                                                   Net        Ratio of      Net
                                                         Net                      Assets,     Expenses   Investment
                                                         Asset                    End of        to        Income
                                                         Value,                   Period      Average    (Loss) to    Portfolio
                                            Total        End of      Total        (000's        Net       Average     Turnover
                                        Distributions    Period    Return (ii)    Omitted)     Assets    Net Assets     Rate
                                        -------------  ---------   -----------   ---------   ---------   ----------   ---------
ALGER BALANCED FUND (CONTINUED)

CLASS C
Six months ended 4/30/05 (iv) ......      $  (0.05)      $ 18.52        2.0%     $ 26,655      2.03%         0.78%      125.17
Year ended 10/31/04 ................         (0.03)        18.21        1.7        34,840      2.01         (0.23)      167.72
Year ended 10/31/03 ................         (0.15)        17.93       15.4        44,801      2.06          0.05       174.97
Year ended 10/31/02 ................         (0.25)        15.68      (12.9)       45,516      2.03          0.78       203.96
Year ended 10/31/01 ................         (0.18)        18.24      (12.0)       57,193      1.95          1.40        74.15
Year ended 10/31/00 ................         (1.63)        20.90        9.3        49,592      2.04          0.99        63.50

ALGER MIDCAP GROWTH FUND (iii)

CLASS A
Six months ended 4/30/05 (iv) .....       $  --          $  8.11        2.8%     $284,036      1.35%        (0.93)%     110.77%
Year ended 10/31/04 ...............          --             7.89        4.2       276,076      1.34         (1.08)      210.18
Year ended 10/31/03 ...............          --             7.57       38.1       231,711      1.45         (1.16)      238.17
Year ended 10/31/02 ...............          --             5.48      (20.8)      133,113      1.41         (1.05)      324.69
Year ended 10/31/01 ...............          (1.18)         6.92      (21.9)      154,412      1.31         (0.77)      115.45
Year ended 10/31/00 ...............          (1.50)        10.17       47.7       141,558      1.29         (0.46)       97.11

CLASS B
Six months ended 4/30/05 (iv) .....       $  --          $  7.50        2.3%     $254,887      2.09%        (1.68)%     110.77%
Year ended 10/31/04 ...............          --             7.33        3.5       276,982      2.09         (1.83)      210.18
Year ended 10/31/03 ...............          --             7.08       36.9       326,015      2.20         (1.92)      238.17
Year ended 10/31/02 ...............          --             5.17      (21.4)      247,201      2.15         (1.80)      324.69
Year ended 10/31/01 ...............          (1.18)         6.58      (22.4)      426,699      2.06         (1.49)      115.45
Year ended 10/31/00 ...............          (1.50)         9.79       46.4       532,476      2.04         (1.23)       97.11

CLASS C

Six months ended 4/30/05 (iv) .....       $  --          $  7.49        2.5%     $ 67,052      2.09%        (1.68)%     110.77%
Year ended 10/31/04 ...............          --             7.31        3.5        70,677      2.09         (1.83)      210.18
Year ended 10/31/03 ...............          --             7.06       36.8        62,627      2.20         (1.92)      238.17
Year ended 10/31/02 ...............          --             5.16      (21.3)       46,238      2.16         (1.80)      324.69
Year ended 10/31/01 ...............          (1.18)         6.56      (22.4)       53,592      2.06         (1.51)      115.45
Year ended 10/31/00 ...............          (1.50)         9.77       46.4        51,335      2.04         (1.22)       97.11

THE ALGER FUNDS                                                             -52-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                       Income from
                                                   Investment Operations
                                                  -----------------------
                                                                  Net
                                                               Realized
                                                                  and
                                     Net Asset       Net       Unrealized    Total
                                       Value,     Investment      Gain       from
                                     Beginning      Income     (Loss) on   Investment
                                     of Period    (Loss) (i)  Investments  Operations
                                     ---------    ----------  -----------  ----------

ALGER CAPITAL APPRECIATION FUND

CLASS A
Six months ended 4/30/05 (iii)(vi)   $    7.71     $   --     $   0.37     $   0.37
Year ended 10/31/04 ..............        7.74      (0.10)        0.07        (0.03)
Year ended 10/31/03 ..............        6.23      (0.07)        1.58         1.51
Year ended 10/31/02 ..............        8.21      (0.08)       (1.90)       (1.98)
Year ended 10/31/01 ..............       13.54      (0.05)       (4.80)       (4.85)
Year ended 10/31/00 ..............       13.57      (0.11)        2.01         1.90

CLASS B
Six months ended 4/30/05 (iii)(vi)   $    7.23     $(0.03)    $   0.34     $   0.31
Year ended 10/31/04 ..............        7.31      (0.15)        0.07        (0.08)
Year ended 10/31/03 ..............        5.93      (0.11)        1.49         1.38
Year ended 10/31/02 ..............        7.88      (0.14)       (1.81)       (1.95)
Year ended 10/31/01 ..............       13.09      (0.12)       (4.61)       (4.73)
Year ended 10/31/00 ..............       13.28      (0.22)        1.96         1.74

CLASS C
Six months ended 4/30/05 (iii)(vi)   $    7.22     $(0.02)    $   0.34     $   0.32
Year ended 10/31/04 ..............        7.31      (0.10)        0.01        (0.09)
Year ended 10/31/03 ..............        5.93      (0.11)        1.49         1.38
Year ended 10/31/02 ..............        7.87      (0.14)       (1.80)       (1.94)
Year ended 10/31/01 ..............       13.09      (0.12)       (4.62)       (4.74)
Year ended 10/31/00 ..............       13.27      (0.22)        1.97         1.75

ALGER HEALTH SCIENCES FUND

CLASS A
Six months ended 4/30/05 (iii)(vi)   $   13.29     $(0.06)    $   1.85     $   1.79
Year ended 10/31/04 ..............       11.91      (0.14)        1.75         1.61
Year ended 10/31/03 ..............        9.29      (0.20)        2.82         2.62
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii)        10.00      (0.06)       (0.65)       (0.71)

----------------
(i) Amount was computed based on average shares outstanding during the period.

(ii)   Does not reflect the effect of any sales charges.

(iii)  Ratios have been annualized; total return has not been annualized.

(iv)   Amount has been reduced by 0.14% due to expense reimbursements.

(v)    Amount has been reduced by 0.08% due to expense reimbursements.

(vi)   Unaudited.


                       See Notes to Financial Statements.

                                                                                     Ratios/Supplemental Data
                                                                           -------------------------------------------
                                                                                                  Ratio of
                                                                            Net        Ratio of     Net
                                                     Net                   Assets,     Expenses  Investment
                                   Distributions    Asset                  End of         to       Income
                                       from        Value,                  Period      Average   (Loss) to   Portfolio
                                    Net Realized   End of      Total       (000's        Net      Average    Turnover
                                        Gains      Period   Return (ii)    omitted)     Assets   Net Assets    Rate
                                   ------------- ---------  -----------  ----------    --------  ----------  ---------
ALGER CAPITAL APPRECIATION FUND

CLASS A
Six months ended 4/30/05 (iii)(vi)   $     --    $    8.08      4.8%     $  112,662      1.57%      0.07%     83.37%
Year ended 10/31/04 ..............         --         7.71     (0.4)        121,341      1.58      (1.23)    157.23
Year ended 10/31/03 ..............         --         7.74     24.2         112,031      1.70      (1.06)    202.81
Year ended 10/31/02 ..............         --         6.23    (24.1)         97,962      1.53      (1.06)    174.83
Year ended 10/31/01 ..............      (0.48)        8.21    (36.8)        179,365      1.40      (0.46)    102.58
Year ended 10/31/00 ..............      (1.93)       13.54     12.6         366,296      1.36      (0.66)    132.37

CLASS B
Six months ended 4/30/05 (iii)(vi)   $     --    $    7.54      4.3%     $  194,352      2.32%     (0.66)%    83.37%
Year ended 10/31/04 ..............         --         7.23     (1.1)        228,646      2.33      (1.97)    157.23
Year ended 10/31/03 ..............         --         7.31     23.3         324,292      2.45      (1.82)    202.81
Year ended 10/31/02 ..............         --         5.93    (24.8)        342,592      2.28      (1.82)    174.83
Year ended 10/31/01 ..............      (0.48)        7.88    (37.2)        572,068      2.15      (1.20)    102.58
Year ended 10/31/00 ..............      (1.93)       13.09     11.6       1,056,831      2.11      (1.41)    132.37

CLASS C
Six months ended 4/30/05 (iii)(vi)   $     --    $    7.54      4.4%     $   33,436      2.32%     (0.64)%    83.37%
Year ended 10/31/04 ..............         --         7.22     (1.2)         41,595      2.33      (1.98)    157.23
Year ended 10/31/03 ..............         --         7.31     23.3          54,273      2.45      (1.81)    202.81
Year ended 10/31/02 ..............         --         5.93    (24.7)         53,936      2.28      (1.82)    174.83
Year ended 10/31/01 ..............      (0.48)        7.87    (37.2)         96,451      2.15      (1.20)    102.58
Year ended 10/31/00 ..............      (1.93)       13.09     11.7         180,663      2.12      (1.42)    132.37

ALGER HEALTH SCIENCES FUND

CLASS A
Six months ended 4/30/05 (iii)(vi)   $  (0.70)   $   14.38     13.6%     $   23,469      1.50%(v)  (0.84)%    94.38%
Year ended 10/31/04 ..............      (0.23)       13.29     13.7          15,106      1.55(iv)  (1.04)    202.79
Year ended 10/31/03 ..............         --        11.91     28.2           8,594      2.36      (1.80)    246.96
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii)          --         9.29     (7.1)            712      2.15      (1.43)    135.82

THE ALGER FUNDS                                                             -54-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                             Income from
                                                         Investment Operations
                                                       -------------------------
                                                                       Net
                                                                     Realized
                                                                        and
                                          Net Asset        Net       Unrealized      Total
                                            Value,      Investment       Gain         from
                                          Beginning       Income      (Loss) on    Investment
                                          of Period    (Loss) (i)    Investments   Operations
                                          ---------    -----------   -----------   ----------
ALGER HEALTH SCIENCES FUND (CONTINUED)
CLASS B
Six months ended 4/30/05 (iii)(viii) .    $   13.05    $   (0.11)    $    1.82     $    1.71
Year ended 10/31/04 ..................        11.78        (0.24)         1.74          1.50
Year ended 10/31/03 ..................         9.26        (0.28)         2.80          2.52
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ....        10.00        (0.10)        (0.64)        (0.74)

CLASS C
Six months ended 4/30/05 (iii)(viii) .    $   13.05    $   (0.11)    $    1.82     $    1.71
Year ended 10/31/04 ..................        11.78        (0.24)         1.74          1.50
Year ended 10/31/03 ..................         9.26        (0.29)         2.81          2.52
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ....        10.00        (0.10)        (0.64)        (0.74)

ALGER SMALLCAP AND MIDCAP GROWTH FUND

CLASS A
Six months ended 4/30/05 (iii)(viii) .    $   10.46    $   (0.06)    $    0.56     $    0.50
Year ended 10/31/04 ..................         9.97        (0.13)         0.62          0.49
Year ended 10/31/03 ..................         7.65        (0.09)         2.41          2.32
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ....        10.00        (0.01)        (2.34)        (2.35)

CLASS B
Six months ended 4/30/05 (iii)(viii) .    $   10.27    $   (0.10)    $    0.57     $    0.47
Year ended 10/31/04 ..................         9.87        (0.20)         0.60          0.40
Year ended 10/31/03 ..................         7.63        (0.16)         2.40          2.24
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ....        10.00        (0.09)        (2.28)        (2.37)

CLASS C
Six months ended 4/30/05 (iii)(viii) .    $   10.27    $   (0.10)    $    0.57     $    0.47
Year ended 10/31/04 ..................         9.86        (0.20)         0.61          0.41
Year ended 10/31/03 ..................         7.63        (0.16)         2.39          2.23
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ....        10.00        (0.09)        (2.28)        (2.37)

------------------
(i) Amount was computed based on average shares outstanding during the period.

(ii)   Does not reflect the effect of any sales charges.

(iii)  Ratios have been annualized; total return has not been annualized.

(iv)   Amount has been reduced by 0.14% due to expense reimbursement.

(v)    Amount has been reduced by 0.15% due to expense reimbursement.

(vi)   Amount has been reduced by 0.08% due to expense reimbursements.

(vii)  Amount has been reduced by 0.22% due to expense reimbursements.

(viii) Unaudited.


                       See Notes to Financial Statements.

                                                                                            Ratios/Supplemental Data
                                                                                  ----------------------------------------------
                                                                                                          Ratio of
                                                                                   Net        Ratio of       Net
                                                          Net                     Assets,     Expenses    Investment
                                           Dividends     Asset                    End of         to        Income
                                            from Net     Value,                   Period       Average    (Loss) to    Portfolio
                                            Realized     End of        Total      (000's        Net        Average     Turnover
                                             Gains       Period     Return (ii)   omitted)     Assets     Net Assets     Rate
                                         -------------  ---------   -----------   --------    --------    ----------   ---------
ALGER HEALTH SCIENCES FUND (CONTINUED)

CLASS B
Six months ended 4/30/05 (iii)(viii) .    $   (0.70)    $   14.06       13.2%     $10,268      2.25%(vi)     (1.61)%     94.38%
Year ended 10/31/04 ..................        (0.23)        13.05       12.9        7,939      2.29(iv)      (1.78)     202.79
Year ended 10/31/03 ..................           --         11.78       27.2        3,620      3.22          (2.63)     246.96
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ....           --          9.26       (7.4)         325      2.91          (2.18)     135.82

CLASS C
Six months ended 4/30/05 (iii)(viii) .    $   (0.70)    $   14.06       13.2%     $ 5,565      2.25%(vi)     (1.61)%      4.38%
Year ended 10/31/04 ..................        (0.23)        13.05       12.9        3,740      2.29(v)       (1.78)     202.79
Year ended 10/31/03 ..................           --         11.78       27.2        1,357      3.30          (2.69)     246.96
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ....           --          9.26       (7.4)         309      2.90          (2.17)     135.82

ALGER SMALLCAP AND MIDCAP GROWTH FUND

CLASS A
Six months ended 4/30/05 (iii)(viii) .    $   (0.81)    $   10.15        4.3%     $11,693      1.50%(vii)    (1.17)%     40.85%
Year ended 10/31/04 ..................           --         10.46        4.9       10,827      1.53(iv)      (1.21)     101.16
Year ended 10/31/03 ..................           --          9.97       30.3        9,932      1.58          (1.06)      83.67
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ....           --          7.65      (23.5)       7,775      1.89          (1.57)      34.09

CLASS B
Six months ended 4/30/05 (iii)(viii) .    $   (0.81)    $    9.93        4.1%     $ 2,533      2.25%(vii)    (1.92)%     40.85%
Year ended 10/31/04 ..................           --         10.27        4.1        2,291      2.27(v)       (1.95)     101.16
Year ended 10/31/03 ..................           --          9.87       29.4        1,205      2.37          (1.87)      83.67
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ....           --          7.63      (23.7)         269      2.64          (2.32)      34.09

CLASS C
Six months ended 4/30/05 (iii)(viii) .    $   (0.81)    $    9.93        4.1%     $ 1,461      2.25%(vii)    (1.92)%     40.85%
Year ended 10/31/04 ..................           --         10.27        4.2        1,345      2.28(v)       (1.95)     101.16
Year ended 10/31/03 ..................           --          9.86       29.2          969      2.38          (1.86)      83.67
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) ....           --          7.63      (23.7)         254      2.64          (2.32)      34.09

THE ALGER FUNDS                                                             -56-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                            Income from
                                        Investment Operations
                                       -----------------------



                                                                         Net
                                Net Asset        Net       Dividends    Asset
                                 Value,      Investment    from Net     Value,
                               Beginning       Income     Investment    End of
                                of Period      (Loss)       Income      Period
                               ----------    ----------   ----------    -------
ALGER MONEY MARKET FUND
Six months ended 4/30/05 (i) .  $1.0000       $0.0072     $(0.0072)     $1.0000
Year ended 10/31/04 ..........   1.0000        0.0039      (0.0039)      1.0000
Year ended 10/31/03 ..........   1.0000        0.0033      (0.0033)      1.0000
Year ended 10/31/02 ..........   1.0000        0.0097      (0.0097)      1.0000
Year ended 10/31/01 ..........   1.0000        0.0387      (0.0387)      1.0000
Year ended 10/31/00 ..........   1.0000        0.0527      (0.0527)      1.0000


----------------
(i) Unaudited. Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

                                             Ratios/Supplemental Data
                                        ----------------------------------
                                                                Ratio of
                                           Net       Ratio of      Net
                                         Assets,     Expenses   Investment
                                         End of         to        Income
                                          Period      Average       to
                                Total     (000's        Net       Average
                               Return    omitted)      Assets   Net Assets
                               -------  ---------    --------   ----------
ALGER MONEY MARKET FUND
Six months ended 4/30/05 (i) .  0.7%    $ 66,379       0.84%       1.44%
Year ended 10/31/04 ..........  0.4       80,528       0.77        0.37
Year ended 10/31/03 ..........  0.3      115,935       0.82        0.34
Year ended 10/31/02 ..........  1.0      330,213       0.79        0.99
Year ended 10/31/01 ..........  3.9      402,515       0.71        3.88
Year ended 10/31/00 ..........  5.4      233,526       0.78        5.14

THE ALGER FUNDS                                                             -58-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- GENERAL:

      The Alger Funds (formerly The Alger Fund) (the "Trust") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight Funds--LargeCap Growth Fund, SmallCap Growth Fund, Balanced Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SmallCap and MidCap Growth Fund and Money Market Fund (the "Funds"). Prior to February 28, 2004, the LargeCap Growth Fund was the LargeCap Growth Portfolio, the SmallCap Growth Fund was the Small Capitalization Portfolio, the Balanced Fund was the Balanced Portfolio, the MidCap Growth Fund was the MidCap Growth Portfolio, the Capital Appreciation Fund was the Capital Appreciation Portfolio, the Health Sciences Fund was the Health Sciences Portfolio, the SmallCap and MidCap Growth Fund was the SmallCap and MidCap Portfolio and the Money Market Fund was the Money Market Portfolio. The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund and SmallCap and MidCap Growth Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The
Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Fund's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

      Each Fund, other than the Money Market Fund, offers Class A, Class B and Class C shares. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Funds, other than the Money Market Fund, are valued on each day the NewYork Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and

THE ALGER FUNDS                                                             -59-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      The investments of the Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) REPURCHASE AGREEMENTS: The Funds enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Fund. Additional collateral is obtained when necessary.

(d) LENDING OF FUND SECURITIES: The Funds lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. As of April 30, 2005, there were no securities on loan.

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

      The Money Market Fund declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Funds are declared and paid annually.

      With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

THE ALGER FUNDS                                                             -60-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and premium/discount of debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

(g) ALLOCATION METHODS: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, other than the Money Market Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(h) INDEMNIFICATION: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(i) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Fund, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Fund at the following annual rates:

THE ALGER FUNDS                                                             -61-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


LargeCap Growth Fund ..............................  .75%
SmallCap Growth Fund ..............................  .85
Balanced Fund .....................................  .75
MidCap Growth Fund ................................  .80
Capital Appreciation Fund .........................  .85
Health Sciences Fund ..............................  .85
SmallCap and MidCap Growth Fund ...................  .85
Money Market Fund .................................  .50

      Alger Management has established an expense cap for the Health Sciences Fund and the SmallCap and MidCap Growth Fund effective March 1, 2004. Alger Management will reimburse these Funds if annualized operating expenses exceed 1.50% of average daily net assets for Class A shares and 2.25% of average daily net assets for Class B and Class C shares, respectively. For the period ended April 30, 2005, Alger Management reimbursed the Health Sciences Fund and the SmallCap and MidCap Growth Fund $13,050 and $17,576, respectively. Alger Management has contractually agreed to extend the expense cap through February 28, 2006.

(b) DISTRIBUTION FEES: Class B Shares--The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund, other than the Money Market Fund, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor") and an affiliate of Alger Management, for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Funds. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Funds, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2005, such excess carried forward was approximately $17,016,000, $13,356,000, $4,317,000, $10,912,000, $20,236,000, $571,000 and $88,000 for
Class B shares of the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

CLASS C SHARES--The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund, other than the Money Market Fund, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) SALES CHARGES: Purchases and sales of shares of the Funds, other than the Money Market Fund, may be subject to initial sales charges or contingent

THE ALGER FUNDS                                                             -62-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

deferred sales charges. For the six months ended April 30, 2005, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $19,900 and $1,421,498, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust.

(d) BROKERAGE COMMISSIONS: During the six months ended April 30, 2005, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund paid the Distributor commissions of $1,053,669, $111,002, $304,454, $1,043,528, $416,173, $43,354 and $7,611 respectively, in connection with securities transactions.

(e) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, served as transfer agent for the Trust. During the six months ended April 30, 2005, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund and the Money Market Fund incurred fees of $32,503, $17,793, $10,148, $31,854, $44,685, $2,036, $736 and $5,192, respectively, for services provided by Alger Services. Effective November 22, 2004, State Street Bank and Trust Company replaced Alger Services as the Funds' transfer agent. Transfer agent services are provided by State Street Bank and Trust Company's affiliate, Boston Financial Data Services, Inc. ("BFDS").

Effective February 28, 2005, the Trust has entered into a shareholder administrative services agreement with Alger Services to compensate Alger Services on a per account basis for its liaison and administrative oversight of BFDS and related services. During the six months ended April 30, 2005, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund and the Money Market Fund incurred fees of
$29,810,   $16,026,   $8,725,  $27,950,   $39,200,   $1,988,  $625  and  $4,856,
respectively, for these services provided by Alger Services. In addition, during the six months ended April 30, 2005, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund, and the Money Market Fund reimbursed Alger Services $204,616, $70,464, $87,129, $281,935, $165,311, $14,327, $6,955 and $31,284, respectively, for shareholder administrative  related  expenses paid by Alger Services on behalf of the Funds.

(f) SHAREHOLDER SERVICING FEES: The Trust has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Fund, other than the Money Market Fund, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Fund

THE ALGER FUNDS                                                             -63-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

pays the Distributor a monthly fee at an annual rate equal to .25% of each Fund's average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4 -- SECURITIES TRANSACTIONS:
The following summarizes the securities transactions by the Trust, other than short-term securities, for the year ended April 30, 2005:

                                                  PURCHASES           SALES
                                                 ----------           -----
LargeCap Growth Fund .........................   $625,932,041      $691,937,693
SmallCap Growth Fund .........................     88,208,757       103,592,117
Balanced Fund ................................    250,696,066       284,947,022
MidCap Growth Fund ...........................    708,716,992       733,712,608
Capital Appreciation Fund ....................    312,714,535       374,971,096
Health Sciences Fund .........................     38,355,560        30,214,943
SmallCap and MidCap Growth Fund ..............      6,355,027         6,406,195

NOTE 5 -- LINES OF CREDIT:

      The Trust has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand.

      With the exception of the Capital Appreciation Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes. The Capital Appreciation Fund may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Fund borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2005, the Fund had borrowings which averaged $174,218 at a weighted average interest rate of 3.01%.

THE ALGER FUNDS                                                             -64-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 6 -- SHARE CAPITAL:
The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into eight series. Each series, other than the Money Market Fund, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                          FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                               APRIL 30, 2005                   OCTOBER 31, 2004
                                          SHARES           AMOUNT           SHARES             AMOUNT
                                        ---------         --------         --------           --------
Alger LargeCap Growth Fund
 Class A:
  Shares sold .................          1,224,135    $  11,612,803        3,785,781      $  34,961,378
  Shares converted from Class B            820,133        7,827,865        4,951,285         45,970,273
  Shares redeemed .............         (5,181,553)     (49,366,475)      (9,331,571)       (86,016,972)
                                     -------------    -------------    -------------      -------------
  Net decrease ................         (3,137,285)   $ (29,925,807)        (594,505)     $  (5,085,321)
                                     =============    =============    =============      =============
 Class B:
  Shares sold .................         1,301,699$       11,523,667        3,625,445      $  31,437,096
  Shares converted to Class A .           (881,854)      (7,827,865)      (5,290,324)       (45,970,273)
  Shares redeemed .............         (3,935,970)     (34,966,368)      (7,267,198)       (62,501,351)
                                     -------------    -------------    -------------      -------------
  Net decrease ................         (3,516,125)   $ (31,270,566)      (8,932,077)     $ (77,034,528)
                                     =============    =============    =============      =============
 Class C:
  Shares sold .................            323,168    $   2,853,520        1,471,428      $  12,812,280
  Shares redeemed .............           (922,621)      (8,189,039)      (1,498,494)       (12,836,202)
                                     -------------    -------------    -------------      -------------
  Net decrease ................           (599,453)   $  (5,335,519)         (27,066)     $     (23,922)
                                     =============    =============    =============      =============
Alger SmallCap Growth Fund
 Class A:
  Shares sold .................            372,244    $   1,840,375        1,181,044      $   4,955,133
  Shares converted from Class B          1,673,943        7,371,026        5,051,160         21,245,305
  Shares redeemed .............         (2,139,625)      (9,701,015)      (5,027,530)       (20,965,950)
                                     -------------    -------------    -------------      -------------
  Net increase (decrease) .....            (93,438)   $    (489,614)       1,204,674      $   5,234,488
                                     =============    =============    =============      =============
 Class B:
  Shares sold .................            667,053    $   2,795,415        2,159,641      $   8,451,362
  Shares converted to Class A .         (1,764,894)      (7,371,026)      (5,423,212)       (21,245,305)
  Shares redeemed .............         (1,969,789)      (8,273,178)      (4,112,290)       (15,983,490)
                                     -------------    -------------    -------------      -------------
  Net decrease ................         (3,067,630)   $ (12,848,789)      (7,375,861)     $ (28,777,433)
                                     =============    =============    =============      =============
 Class C:
  Shares sold .................             76,351    $     320,331          256,688      $     984,448
  Shares redeemed .............           (205,680)        (859,763)        (405,714)        (1,561,201)
                                     -------------    -------------    -------------      -------------
  Net decrease ................           (129,329)   $    (539,432)        (149,026)     $    (576,753)
                                     =============    =============    =============      =============

THE ALGER FUNDS                                                             -65-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                       FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                            APRIL 30, 2005                        OCTOBER 31, 2004
                                     SHARES               AMOUNT             SHARES              AMOUNT
                                   ---------             --------           --------            --------
Alger Balanced Fund
 Class A:
  Shares sold .................         258,935       $   4,942,036             786,535       $  14,753,407
  Shares converted from Class B          50,643             967,558             209,794           3,938,485
  Dividends reinvested ........          21,332             411,710              37,398             692,621
  Shares redeemed .............        (764,962)        (14,609,005)         (1,679,123)        (31,432,047)
                                  -------------       -------------       -------------       -------------
  Net decrease ................        (434,052)      $  (8,287,701)           (645,396)      $ (12,047,534)
                                  =============       =============       =============       =============
 Class B:
  Shares sold .................         160,753       $   3,005,626             659,551       $  12,118,921
  Dividends reinvested ........          11,126             211,063              12,407             225,684
  Shares converted to Class A .         (51,660)           (967,558)           (214,310)         (3,938,485)
  Shares redeemed .............      (1,320,539)        (24,714,284)         (2,200,661)        (40,221,437)
                                  -------------       -------------       -------------       -------------
  Net decrease ................      (1,200,320)      $ (22,465,153)         (1,743,013)      $ (31,815,317)
                                  =============       =============       =============       =============
 Class C:
  Shares sold .................          22,660       $     425,084             233,090       $   4,341,356
  Dividends reinvested ........           3,453              65,822               3,643              66,554
  Shares redeemed .............        (499,780)         (9,404,377)           (822,031)        (15,043,212)
                                  -------------       -------------       -------------       -------------
  Net decrease ................        (473,667)      $  (8,913,471)           (585,298)      $ (10,635,302)
                                  =============       =============       =============       =============
Alger MidCap Growth Fund
 Class A:
  Shares sold .................       4,253,809       $  35,934,444          14,804,827       $ 116,632,798
  Shares converted from Class B       1,507,419          12,864,155           5,032,695          39,698,864
  Shares redeemed .............      (5,719,624)        (48,683,990)        (15,480,099)       (121,775,451)
                                  -------------       -------------       -------------       -------------
  Net increase ................          41,604       $     114,609           4,357,423       $  34,556,211
                                  =============       =============       =============       =============
 Class B:
  Shares sold .................       2,420,495       $  19,130,048           6,665,291       $  49,119,085
  Shares converted to Class A .      (1,627,164)        (12,864,155)         (5,403,047)        (39,698,864)
  Shares redeemed .............      (4,618,530)        (36,449,116)         (9,524,724)        (69,584,665)
                                  -------------       -------------       -------------       -------------
  Net decrease ................      (3,825,199)      $ (30,183,223)         (8,262,480)      $ (60,164,444)
                                  =============       =============       =============       =============
 Class C:
  Shares sold .................         819,502       $   6,456,397           3,207,328       $  23,687,883
  Shares redeemed .............      (1,528,710)        (12,030,430)         (2,408,406)        (17,497,437)
                                  -------------       -------------       -------------       -------------
  Net increase (decrease) .....        (709,208)      $  (5,574,033)            798,922       $   6,190,446
                                  =============       =============       =============       =============

THE ALGER FUNDS                                                             -66-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                         FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                              APRIL 30, 2005                        OCTOBER 31, 2004
                                         SHARES             AMOUNT             SHARES              AMOUNT
                                       ---------           --------           --------            --------
Alger Capital Appreciation Fund
 Class A:
  Shares sold .................           918,018       $   7,480,067          1,957,522       $  15,512,290
  Shares converted from Class B         1,069,103           8,834,891          4,670,294          37,504,791
  Shares redeemed .............        (3,780,799)        (31,279,570)        (5,362,253)        (42,343,889)
                                     ------------       -------------       ------------       -------------
  Net increase (decrease) .....        (1,793,678)      $ (14,964,612)         1,265,563       $  10,673,192
                                     ============       =============       ============       =============
 Class B:
  Shares sold .................           637,408       $   4,909,795          2,196,054       $  16,518,900
  Shares converted to Class A .        (1,143,155)         (8,834,891)        (4,965,396)        (37,504,791)
  Shares redeemed .............        (5,375,158)        (41,567,189)        (9,956,627)        (73,748,590)
                                     ------------       -------------       ------------       -------------
  Net decrease ................        (5,880,905)      $ (45,492,285)       (12,725,969)      $ (94,734,481)
                                     ============       =============       ============       =============
 Class C:
  Shares sold .................           134,387       $   1,038,905            629,566       $   4,764,214
  Shares redeemed .............        (1,459,110)        (11,287,133)        (2,298,916)        (17,061,481)
                                     ------------       -------------       ------------       -------------
  Net decrease ................        (1,324,723)      $ (10,248,228)        (1,669,350)      $ (12,297,267)
                                     ============       =============       ============       =============
Alger Health Sciences Fund
 Class A:
  Shares sold .................           519,488       $   7,248,507            563,963       $   7,639,625
  Shares converted from Class B            14,056             199,113             10,929             146,271
  Dividends reinvested ........            46,853             657,351             13,576             167,934
  Shares redeemed .............           (84,770)         (1,192,617)          (173,720)         (2,383,764)
                                     ------------       -------------       ------------       -------------
  Net increase ................           495,627       $   6,912,354            414,748       $   5,570,066
                                     ============       =============       ============       =============
 Class B:
  Shares sold .................           164,235       $   2,267,471            396,834       $   5,173,379
  Dividends reinvested ........            18,064             248,555              3,637              44,444
  Shares converted to Class A .           (14,345)           (199,113)           (11,091)           (146,271)
  Shares redeemed .............           (46,167)           (635,204)           (88,324)         (1,112,852)
                                     ------------       -------------       ------------       -------------
  Net increase ................           121,787       $   1,681,709            301,056       $   3,958,700
                                     ============       =============       ============       =============
 Class C:
  Shares sold .................           116,212       $   1,605,745            192,177       $   2,535,031
  Dividends reinvested ........            11,371             156,462              2,366              28,911
  Shares redeemed .............           (18,418)           (255,419)           (23,169)           (299,835)
                                     ------------       -------------       ------------       -------------
  Net increase ................           109,165       $   1,506,788            171,374       $   2,264,107
                                     ============       =============       ============       =============

THE ALGER FUNDS                                                             -67-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                        FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                             APRIL 30, 2005                  OCTOBER 31, 2004
                                         SHARES           AMOUNT           SHARES          AMOUNT
                                       ---------         --------         --------         --------
Alger SmallCap and MidCap
Growth Fund
 Class A:
  Shares sold .................             86,674    $     958,963           98,734     $   1,035,622
  Shares converted from Class B              7,281           80,164            4,329            43,957
  Dividends reinvested ........             42,535          457,679               --                --
  Shares redeemed .............            (19,721)        (211,945)         (64,161)         (668,477)
                                     -------------    -------------    -------------     -------------
  Net increase ................            116,769    $   1,284,861           38,902     $     411,102
                                     =============    =============    =============     =============
 Class B:
  Shares sold .................             51,435    $     548,301          133,855     $   1,360,513
  Dividends reinvested ........             16,197          171,044               --                --
  Shares converted to Class A .             (7,434)         (80,164)          (4,398)          (43,957)
  Shares redeemed .............            (28,285)        (299,547)         (28,523)         (287,651)
                                     -------------    -------------    -------------     -------------
  Net increase ................             31,913    $     339,634          100,934     $   1,028,905
                                     =============    =============    =============     =============
 Class C:
  Shares sold .................             15,001    $     162,212           54,030     $     556,186
  Dividends reinvested ........              8,606           90,884               --                --
  Shares redeemed .............             (7,442)         (77,642)         (21,312)         (216,701)
                                     -------------    -------------    -------------     -------------
  Net increase ................             16,165    $     175,454           32,718     $     339,485
                                     =============    =============    =============     =============
Alger Money Market Fund
  Shares sold .................         19,671,930    $  19,711,930*      66,115,637     $   66,158,584+
  Dividends reinvested ........            499,236          499,236          330,082            330,082
  Shares redeemed .............        (34,360,067)     (34,360,068)    (101,895,323)      (101,895,323)
                                     -------------    -------------    -------------     --------------
  Net decrease ................        (14,188,901)   $ (14,148,902)     (35,449,604)    $  (35,406,657)
                                     =============    =============    =============     ==============

       *Dollar amount of shares sold includes a reimbursement by Alger
        Management of $40,000 for losses on portfolio investments incurred in previous fiscal years.

       +Dollar amount of shares sold includes a reimbursement by Alger
        Management of $42,947 for losses on portfolio investments incurred in previous fiscal years.







THE ALGER FUNDS                                                             -68-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 7 -- TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:
      The tax character of distributions paid during the six months ended
April 30, 2005 and the year ended October 31, 2004 were as follows:

                                    SIX MONTHS ENDED     YEAR ENDED
                                     APRIL 30, 2005    OCTOBER 31, 2004
                                    ----------------   ----------------
LargeCap Growth Fund
Distributions paid from:
  Ordinary Income .............                --                  --
  Long-term capital gain ......                --                  --
                                     ------------        ------------
  Total distributions paid ....                --                  --
                                     ============        ============
SmallCap Growth Fund
Distributions paid from:
  Ordinary Income .............                --                  --
  Long-term capital gain ......                --                  --
                                     ------------        ------------
  Total distributions paid ....                --                  --
                                     ============        ============
Balanced Fund
Distributions paid from:
  Ordinary Income .............      $  1,122,926        $  1,038,280
  Long-term capital gain ......                                    --
                                     ------------        ------------
  Total distributions paid ....      $  1,122,926        $  1,038,280
                                     ============        ============
MidCap Growth Fund
Distributions paid from:
  Ordinary Income .............                --                  --
  Long-term capital gain ......                --                  --
                                     ------------        ------------
  Total distributions paid ....                --                  --
                                     ============        ============
Capital Appreciation Fund
Distributions paid from:
  Ordinary Income .............                --                  --
  Long-term capital gain ......                --                  --
                                     ------------        ------------
  Total distributions paid ....                --                  --
                                     ============        ============
Health Sciences Fund
Distributions paid from:
  Ordinary Income .............      $         --        $    242,648
  Long-term capital gain ......         1,459,827              41,250
                                     ------------        ------------
  Total distributions paid ....      $  1,459,827        $    283,898
                                     ============        ============
SmallCap and MidCap Growth Fund
Distributions paid from:
  Ordinary Income .............      $         --        $         --
  Long-term capital gain ......         1,165,415                  --
                                     ------------        ------------
  Total distributions paid ....      $  1,165,415        $         --
                                     ============        ============
Money Market Fund
Distributions paid from:
  Ordinary Income .............      $    518,175        $    342,302
  Long-term capital gain ......                --                  --
                                     ------------        ------------
  Total distributions paid ....      $    518,175        $    342,302
                                     ============        ============

                                                                            -69-
THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Fund
  Undistributed ordinary income ...............................               --
  Undistributed long-term gain ................................               --
  Unrealized appreciation .....................................      $28,973,500
SmallCap Growth Fund
  Undistributed ordinary income ...............................               --
  Undistributed long-term gain ................................               --
  Unrealized appreciation .....................................      $13,250,759
Balanced Fund
  Undistributed ordinary income ...............................      $   282,804
  Undistributed long-term gain                                                --
  Unrealized appreciation .....................................       10,244,039
MidCap Growth Fund
  Undistributed ordinary income ...............................               --
  Undistributed long-term gain ................................               --
  Unrealized appreciation .....................................      $39,041,080
Capital Appreciation Fund
  Undistributed ordinary income ...............................               --
  Undistributed long-term gain ................................               --
  Unrealized appreciation .....................................      $36,339,450
Health Sciences Fund
  Undistributed ordinary income ...............................      $ 1,113,122
  Undistributed long-term gain ................................          343,643
  Unrealized appreciation .....................................          968,950
SmallCap and MidCap Growth Fund
  Undistributed ordinary income ...............................      $   166,869
  Undistributed long-term gain ................................          998,061
  Unrealized appreciation .....................................        1,844,859
Money Market Fund
  Undistributed ordinary income ...............................               --
  Undistributed long-term gain ................................               --
  Unrealized appreciation .....................................               --

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

      At October 31, 2004, the Funds, for federal income tax purposes, had capital loss caryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

                                            EXPIRATION DATE
                           --------------------------------------------------
                             2009           2010           2011        2012         TOTAL
                           --------       --------       --------    --------      --------
LargeCap Growth
  Fund .................  $111,770,355  $165,962,647   $21,526,122       --     $299,259,124
SmallCap Growth
  Fund .................  $106,802,360  $ 30,152,501            --       --     $136,954,861
Balanced Fund ..........  $ 15,717,959  $ 34,009,327   $ 2,892,067       --     $ 52,619,353
MidCap Growth
  Fund .................            --  $ 25,196,444            --       --     $ 25,196,444
Capital Appreciation
  Fund .................  $398,880,536  $204,820,909            --       --     $603,701,445
Money Market Fund ......  $    216,474            --                   $640     $    217,114

THE ALGER FUNDS                                                             -70-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- REGULATORY MATTERS AND LEGAL PROCEEDINGS:

      Alger Management has been responding to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, and the Attorney General of New Jersey, in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading." Alger Management has assured the board of the Trust that if it is determined that improper trading practices in the Trust detrimentally affected its performance, Alger Management will make appropriate restitution.

      Certain civil actions have developed out of the regulatory investigations. Several purported class actions and shareholder derivative suits have been filed against various parties, including, depending on the lawsuit, Alger Management, certain of the mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful market-timing and late-trading activities. These cases have been transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. On September 29, 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM).

      The Derivative Complaint, brought on behalf of the Alger Mutual Funds and Castle Convertible Fund, Inc., a registered closed-end fund managed by Alger Management, alleges (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent the Distributor (Fred Alger & Company, Incorporated) and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other, unrelated, third-party defendants, and (iii) unjust enrichment by all the named defendants, all by virtue of the alleged wrongful market-timing and late-trading activities. The complaint seeks, among other things, removal of the trustee defendants and of Alger Management, certain rescissory relief, disgorgement of management fees and allegedly unlawful profits, compensatory and punitive monetary damages, and plaintiffs' fees and expenses (including attorney and expert fees). The Class Action Complaint names the Alger-related defendants named in the Derivative Complaint as well as certain defendants not named in the Derivative Complaint, including certain entities affiliated with Alger Management, certain Alger Mutual Funds, including the Trust, and certain additional former trustees and a former officer of the defendant Alger Mutual Funds. It alleges, on the basis of factual allegations similar to those of the Derivative Complaint with respect to the Alger defendants, (i) offenses by Alger defendants similar to those alleged in the Derivative

THE ALGER FUNDS                                                             -71-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Complaint, (ii) violations, by Alger Management, the Distributor, their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, and Section 34(b) of the Investment Company Act of 1940,
(iii) breach of contract by the funds named as defendants, and (iv) unjust enrichment by all of the named defendants. It seeks relief similar to that sought in the Derivative Complaint.

On or about April 12, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of mutual fund investment advisers, distributors and others, including Alger Management and the Distributor, alleging violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct. Insofar as the factual allegations in the complaint relate to Alger Management and the Distributor, they ascribe improper conduct to these entities relating to "market timing" in one or more of the Alger Mutual Funds. The complaint seeks injunctive relief, civil monetary penalties, costs and attorney fees, and other relief.

      Alger Management continues to cooperate with the SEC and state investigations, which have not, as of the present date, been resolved. Although Alger Management does not believe that the Alger Mutual Funds are themselves targets of these regulators' investigations as potential enforcement defendants, the actions of Alger Management and certain of its affiliates and their senior executives and Alger Mutual Fund senior personnel are of interest to the investigators. Although no regulatory enforcement action has yet been commenced against Alger Management, board members or personnel in connection with the matters being investigated (other than the actions resolved in the fall of 2003 against James P. Connelly, Jr., former Vice Chairman of the Distributor), it is possible that the SEC and the states may pursue actions in the future. The potential timing of any such action or the relief or remedies that may be sought are not known at this time. Alger Management is not yet able to predict whether or on what terms matters might be resolved with the SEC or the states. The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess substantial fines and penalties and order restitution, authority to limit the activities of a person or company (including license and registration revocations, injunctive authority and prohibition from engaging in the investment or securities businesses) and other enforcement powers, that may be exercised administratively or by going into court.

                                                                            -72-
THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      Under Section 9(a) of the Investment Company Act, if any of the various regulatory investigations or lawsuits were to result in a court injunction against Alger Management or the Distributor, both companies would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. There is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Trust redemptions, loss of Alger Management personnel or Trust board members, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Trust. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Trust. There can be no assurance that the effect, if any, would not be material.

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NOTES:
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

NOTES:
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


THE ALGER FUNDS

111 Fifth Avenue
New York, NY 10003
(800) 992-3863
www.alger.com


INVESTMENT MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266



This report is submitted for the general information of the shareholders of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Funds, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.


PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.


QUARTERLY FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.

                The Alger Funds
[LOGO OMITTED]  Boston Financial Data Services, Inc.
                P.O. Box 8480
                Boston, MA 02266















 ASAR 43005 L2

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:  /s/ Dan C. Chung
     ----------------
     Dan C. Chung

     President

Date:  June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dan C. Chung
    ----------------
    Dan C. Chung

    President

Date:  June 28, 2005

By: /s/ Frederick A. Blum
    ---------------------
    Frederick A. Blum

    Treasurer

Date:  June 28, 2005